ANNUAL REPORT


[FAMILY HORSEBACK RIDING]

MARCH 31, 2001        NORTHERN
                      MONEY MARKET
                      FUNDS




TRUST NORTHERN   FOR A LIFETIME OF INVESTING

                                    NORTHERN-SM-
                                    --------
                                     FUNDS

                                           MANAGED BY
                                 [GRAPHIC] NORTHERN TRUST


                                                                          When building a sound Northern Funds investment strategy,
                                                                          you'll want to select a mix of equity, fixed income
                                                                          and money market funds that have return potential and an
                                                                          acceptable level of risk. For more information about
                                                                          Northern Funds, including management fees and expenses,
RISK/REWARD                                                               call 800/595-9111 for a prospectus. Please read the
POTENTIAL                                                                 prospectus carefully before investing.

                                                                          NORTHERN FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                               HIGH       GROWTH
[FAMILY WITH PONTOON PLANE]                                    /|\        ----------------------------------------------------------
                                                                |         INTERNATIONAL EQUITIES & SECTOR FUNDS
EQUITY FUNDS Domestic and international                         |         Global Communications Fund
offering you opportunities for capital                          |         Technology Fund
and appreciation and long-term growth.                          |         International Select Equity Fund
                                                                |         International Growth Equity Fund
                                                                |
                                                                |         ----------------------------------------------------------
                                                                |         SMALL- & MEDIUM-CAPITALIZATION EQUITIES
                                                                |         Growth Opportunities Fund
                                                                |         Small Cap Growth Fund
                                                                |         Small Cap Value Fund
                                                                |         Small Cap Index Fund
                                                                |         Mid Cap Growth Fund
                                                                |
                                                                |         ----------------------------------------------------------
                                                                |         INCOME & LARGE-CAPITALIZATION EQUITIES
                                                                |         Select Equity Fund
                                                                |         Growth Equity Fund
RISK/REWARD POTENTIAL                                           |         Large Cap Value Fund
                                                                |         Stock Index Fund
                                                                |         Income Equity Fund
                                                                |
----------------------------------------------------------------|-------------------------------------------------------------------
                                                                |
                                                                |         INCOME
                                                                |         ----------------------------------------------------------
[COUPLES AT OPERA]                                              |         LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS
                                                                |         High Yield Fixed Income Fund
FIXED INCOME FUNDS Taxable and tax-exempt --                    |         High Yield Municipal Fund
providing you with the potential for                            |         Global Fixed Income Fund
current income with both domestic and                           |         California Tax-Exempt Fund
international choices.                                          |         Arizona Tax-Exempt Fund
                                                                |         Tax-Exempt Fund
                                                                |         Fixed Income Fund
                                                                |
                                                                |         ----------------------------------------------------------
                                                                |         INTERMEDIATE-TERM BONDS
                                                                |         Florida Intermediate Tax-Exempt Fund
                                                                |         California Intermediate Tax-Exempt Fund
                                                                |         Intermediate Tax-Exempt Fund
                                                                |         Short-Intermediate U.S. Government Fund
                                                                |         U.S. Government Fund
                                                                |
----------------------------------------------------------------|-------------------------------------------------------------------
                                                                |
                                                                |         LIQUIDITY
[FAMILY HORSEBACK RIDING]                                       |         ----------------------------------------------------------
                                                                |         MONEY MARKET SECURITIES
MONEY MARKET FUNDS Helping you meet your                        |         California Municipal Money Market Fund
cash management and short-term                                  |         Municipal Money Market Fund
investment needs.                                               |         U.S. Government Select Money Market Fund
                                                                |         U.S. Government Money Market Fund
                                                                |         Money Market Fund
                                                               \|/
                                                               LOW
                                                                          AN INVESTMENT IN THE MONEY MARKET FUNDS IS NOT
                                                                          INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER
                                                                          GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO
                                                                          MAINTAIN A VALUE OF $1.00 PER SHARE, IT IS
                                                                          POSSIBLE TO LOSE MONEY.

                                                         MONEY MARKET FUNDS
TABLE OF CONTENTS



                2      PORTFOLIO MANAGEMENT COMMENTARY

                7      STATEMENTS OF ASSETS AND LIABILITIES

                8      STATEMENTS OF OPERATIONS

                9      STATEMENTS OF CHANGES IN NET ASSETS

                10     FINANCIAL HIGHLIGHTS

                       SCHEDULES OF INVESTMENTS

                       16     CALIFORNIA MUNICIPAL MONEY MARKET FUND

                       21     MONEY MARKET FUND

                       28     MUNICIPAL MONEY MARKET FUND

                       51     U.S. GOVERNMENT MONEY MARKET FUND

                       52     U.S. GOVERNMENT SELECT MONEY MARKET FUND

                53     NOTES TO THE FINANCIAL STATEMENTS

                55     REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

                56     ABBREVIATIONS AND OTHER INFORMATION





        NOT FDIC INSURED
May lose value / No bank guarantee

The report has been prepared for the
general information of Northern Funds
shareholders. It is not authorized for
distribution to prospective investors
unless accompanied or preceded by a
current Northern Funds prospectus, which contains more complete information about
Northern Funds investment policies,
management fees and expenses. Investors
are reminded to read the prospectus
carefully before investing or
sending money.

Northern Funds Distributors, LLC, an
independent third party.







          NORTHERN FUNDS ANNUAL REPORT  1  MONEY MARKET FUNDS

MONEY MARKET FUNDS

       PORTFOLIO MANAGEMENT COMMENTARY
       CALIFORNIA MUNICIPAL
       MONEY MARKET FUND

The portfolio produced strong returns for the fiscal year, despite a changing economic environment and significant asset volatility. The California short-term market - always supply-constrained - presented even greater challenges in the past year. Traditionally, the issuance of notes is heavily concentrated in June and July, when municipal issuers pay down operating notes issued in the previous year and borrow for the new fiscal year. Other than this brief period, it is very difficult to find longer supply and extend duration in California funds. This makes it more difficult to execute the type of strategies in California that we apply to our national funds.

Municipal debt issuance declined dramatically in fiscal 2000 as a result of the vital economy and strong tax revenues. We extended duration in May and June, the earlier part of the "note season." The lack of new supply became more evident as summer wore on and yields on later issues dropped. The state of California usually brings a sizable note issuance at the end of summer, but did not issue notes at all this past year.

As the year 2000 drew to a close, amid signs of a weakening economy with potential for declining interest rates, we sought fixed-rate product in order to lengthen duration. An absence of supply of longer-maturity California product made this more difficult to achieve, but we did extend duration somewhat by using shorter-term fixed-rate product, such as commercial paper and synthetic-term structures.

Looking ahead, we will continue our efforts to maintain a longer duration than average for the short-term California market. We plan to maintain a slightly longer duration through May, at which point we believe the Federal Reserve may reach the end of its easing cycle and interest rates may begin to level off. Asset volatility in this Fund requires us to maintain higher levels of liquidity than we might otherwise, so we will seek to offset this with longer holdings to the extent possible.


FUND MANAGER

[PHOTO OF SUSAN M. BARRY]
Susan M. Barry
WITH NORTHERN TRUST
SINCE 1983

FUND STATISTICS

INCEPTION DATE: November 29, 1994

TOTAL NET ASSETS: $499 Million

DIVIDEND SCHEDULE: Monthly


Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2001. In the absence of fee waivers, peformance would have been lower. The Current 7-Day Yield for the California Municipal Money Market Fund would have been 3.18%.

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.



PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                                                                         IBC'S MONEY FUND AVERAGE-TM-/
                                            CALIFORNIA MUNICIPAL         CALIFORNIA STATE-SPECIFIC STOCK
                                            MONEY MARKET FUND            BROKER & GENERAL PURPOSE
2001   MARCH                                2.75%                        2.21%
       FEBRUARY                             2.43%                        2.46%
       JANUARY                              2.06%                        2.14%
2000   DECEMBER                             3.18%                        3.14%
       NOVEMBER                             3.52%                        3.49%
       OCTOBER                              3.17%                        3.13%
       SEPTEMBER                            3.07%                        3.07%
       AUGUST                               3.24%                        3.16%
       JULY                                 3.17%                        3.14%
       JUNE                                 3.24%                        3.25%
       MAY                                  3.80%                        3.70%
       APRIL                                3.08%                        2.94%

TOTAL RETURNS PERIOD ENDED 3/31/01
       QUARTER                              0.55%
       ONE YEAR                             3.06%
       THREE YEAR                           2.81%
       FIVE YEAR                            2.97%
       SINCE INCEPTION                      3.12%

7-DAY YIELDS PERIOD ENDED 4/30/01
       CURRENT                              3.38%
       EFFECTIVE                            3.44%

           MONEY MARKET FUNDS  2  NORTHERN FUNDS ANNUAL REPORT

                                                            MONEY MARKET FUNDS
       PORTFOLIO MANAGEMENT COMMENTARY
       MONEY MARKET FUND

During the first half of the fiscal year the Fund was positioned to react to the Federal Reserve Board's moves to tighten. As the year 2000 drew to a close, economic growth had slowed more than expected and there was much uncertainty as to what the Fed's next move would be. In addition, supply was scarce. During the fourth quarter of 2000, we were investing the Fund in three- to six-month maturities.

Since January 2001, however, when the Fed surprised the markets by easing short-term interest rates by 50 basis points, we have made every effort to extend maturities. During the first quarter of 2001, investing in the longer end of the curve proved to be advantageous; returns for the first quarter of the New Year were strong. Otherwise, there were no significant changes to the composition of the portfolio. The highest percentage of assets continued to be invested in Tier One Commercial Paper, where yields were most attractive.

We continue to have a "wait and see" policy with regard to the Fed. At the very least, we expect to see an additional cut of 50 basis points following its meeting in May. To protect against a further decline in interest rates, we have invested in the one- and three-month and one-year sectors.


FUND MANAGER

[PHOTO OF MARY ANN FLYNN]
Mary Ann Flynn
WITH NORTHERN TRUST
SINCE 1969

FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $8.8 Billion

DIVIDEND SCHEDULE: Monthly


Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2001. In the absence of fee waivers, peformance would have been lower. The Current 7-Day Yield for the Money Market Fund would have been 4.35%.

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.


PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                                                                         IBC'S MONEY FUND AVERAGE-TM-/
                                           MONEY MARKET FUND             ALL TAXABLE
2001   MARCH                                5.01%                        4.86%
       FEBRUARY                             5.48%                        5.22%
       JANUARY                              5.92%                        5.68%
2000   DECEMBER                             6.19%                        5.98%
       NOVEMBER                             6.17%                        6.02%
       OCTOBER                              6.17%                        5.99%
       SEPTEMBER                            6.18%                        6.00%
       AUGUST                               6.15%                        5.99%
       JULY                                 6.20%                        5.96%
       JUNE                                 6.14%                        5.88%
       MAY                                  5.83%                        5.62%
       APRIL                                5.56%                        5.46%

TOTAL RETURNS  PERIOD ENDED 3/31/01
       QUARTER                              1.36%
       ONE YEAR                             6.09%
       THREE YEAR                           5.40%
       FIVE YEAR                            5.31%
       SINCE INCEPTION                      5.26%

7-DAY YIELDS PERIOD ENDED 4/30/01
       CURRENT                              4.55%
       EFFECTIVE                            4.65%

           NORTHERN FUNDS ANNUAL REPORT  3  MONEY MARKET FUNDS

MONEY MARKET FUNDS
       PORTFOLIO MANAGEMENT COMMENTARY
       MUNICIPAL MONEY MARKET FUND

Despite a changing economic environment, the Fund produced strong returns for the fiscal year. In the face of Federal Reserve tightening during the first part of the period, we shortened the portfolio's duration to capture rising interest rates. During this time, municipal debt issuance declined dramatically as a result of the vital economy and strong tax receipts. We extended duration in May and June, the earlier part of the "note season," when state and local governments issue annual operating notes. The lack of new supply became more evident as summer wore on and yields on later issues dropped.

We maintained our duration through the early part of autumn. Amid early signs of a weakening economy with stable or declining interest rates, we were able to identify attractive buying opportunities and moved into fixed-rate product in order to lengthen duration toward year-end 2000.

The first quarter of 2001 saw record inflows into money market funds. While strong cash flows are typical early in the year, this phenomenon was exaggerated this year due to the weakening economy and concerns about stock market performance. A surprise reduction in interest rates by the Fed in early January put further pressure on yields. Many fund managers moved quickly to extend duration, which exacerbated the supply and demand imbalance.

We have continued the effort begun in late 2000 to maintain a longer duration than average for the short-term municipal market. Further Fed moves to easing, and several significant rallies in short-term municipal bonds, have shown this to be a good strategy. We plan to try to maintain a slightly longer duration into May, at which point we believe we may reach the end of Fed activity and see a leveling off of interest rates.

FUND MANAGER

[PHOTO OF SUSAN M. BARRY]
Susan M. Barry
WITH NORTHERN TRUST
SINCE 1983

FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $3.5 Billion

DIVIDEND SCHEDULE: Monthly


Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2001. In the absence of fee waivers, peformance would have been lower. The Current 7-Day Yield for the Municipal Money Market Fund would have been 3.49%.

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES


                                           MUNICIPAL                     IBC'S MONEY FUND AVERAGE-TM-/
                                           MONEY MARKET FUND             ALL TAX-FREE
2001   MARCH                                3.14%                        2.69%
       FEBRUARY                             3.27%                        3.03%
       JANUARY                              2.91%                        2.67%
2000   DECEMBER                             3.87%                        3.59%
       NOVEMBER                             3.88%                        3.73%
       OCTOBER                              3.85%                        3.68%
       SEPTEMBER                            3.74%                        3.65%
       AUGUST                               3.75%                        3.52%
       JULY                                 3.61%                        3.42%
       JUNE                                 3.78%                        3.62%
       MAY                                  4.21%                        4.04%
       APRIL                                3.56%                        3.36%
TOTAL RETURNS PERIOD ENDED 3/31/01
       QUARTER                              0.75%
       ONE YEAR                             3.67%
       THREE YEAR                           3.22%
       FIVE YEAR                            3.21%
       SINCE INCEPTION                      3.23%
7-DAY YIELDS PERIOD ENDED 4/30/01
       CURRENT                              3.69%
       EFFECTIVE                            3.76%

           MONEY MARKET FUNDS  4  NORTHERN FUNDS ANNUAL REPORT

                                                            MONEY MARKET FUNDS
PORTFOLIO MANAGEMENT COMMENTARY
U.S. GOVERNMENT MONEY MARKET FUND

The Federal Reserve Board's need to reduce the Federal Funds rate dominated the past fiscal year, in which many important issues arose. In all, the weaker-than-expected U.S. economy, falling corporate earnings and credit problems in the telecommunications, auto and energy sectors together with anticipated Treasury buybacks resulted in three successive cuts in short-term interest rates totaling 150 basis points.

The Fed's dramatic action left many short-term investment funds bidding to purchase longer-term, quality issues. The high demand for quality drove yields lower throughout the fiscal year. As interest rates fell, therefore, we purchased longer-dated fixed government securities to lock in yield, and shorter-term variable rate securities to ensure the portfolio's reset on a timely basis and maintain a somewhat longer duration than our benchmark.

As the unemployment rate continues to rise and manufacturing drops to decade lows, many professional economists are predicting that the Fed will continue to cut interest rates until the economy turns around. On that basis, we plan to maintain an above-average duration profile to enable the Fund to benefit. Because there is a slight possibility that the Fed is nearing the end of its easing mode, we will maintain enough liquidity to take advantage of any opportunities that would arise if the yield curve were to steepen.


FUND MANAGER

[PHOTO OF JAY SOMMARIVA]
Jay Sommariva
WITH NORTHERN TRUST
SINCE 2001


FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $595 Million

DIVIDEND SCHEDULE: Monthly


Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2001. In the absence of fee waivers, peformance would have been lower. The Current 7-Day Yield for the U.S. Government Money Market Fund would have been 4.15%.

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                                           U.S. GOVERNMENT               IBC'S MONEY FUND AVERAGE-TM-/
                                           MONEY MARKET FUND             GOVERNMENT
2001   MARCH                                4.76%                        4.82%
       FEBRUARY                             5.24%                        5.14%
       JANUARY                              5.74%                        5.58%
2000   DECEMBER                             6.06%                        5.92%
       NOVEMBER                             6.09%                        5.98%
       OCTOBER                              6.09%                        5.93%
       SEPTEMBER                            6.11%                        5.94%
       AUGUST                               6.07%                        5.92%
       JULY                                 6.09%                        5.86%
       JUNE                                 6.06%                        5.79%
       MAY                                  5.71%                        5.53%
       APRIL                                5.51%                        5.41%

TOTAL RETURNS PERIOD ENDED 3/31/01
       QUARTER                              1.31%
       ONE YEAR                             5.97%
       THREE YEAR                           5.28%
       FIVE YEAR                            5.19%
       SINCE INCEPTION                      5.15%

7-DAY YIELDS PERIOD ENDED 4/30/01
       CURRENT                              4.35%
       EFFECTIVE                            4.45%


           NORTHERN FUNDS ANNUAL REPORT  5  MONEY MARKET FUNDS

   MONEY MARKET FUNDS
       PORTFOLIO MANAGEMENT COMMENTARY
       U.S. GOVERNMENT SELECT
       MONEY MARKET FUND

With the U.S. economy continuing to show weakness from the previous quarter and corporate earnings falling, the Federal Reserve Board moved to aggressively reduce the Federal Funds rate by 150 basis points as of the fiscal year-end. Government agencies and Treasuries outperformed most other debt instruments during the period, due to increasing credit deterioration and the continued slide of the equity market.

As interest rates fell we purchased longer-dated fixed- and floating-rate securities to lock in attractive yields and maintain a somewhat longer duration than the Fund's benchmark. We purchased tax-exempt agencies in both fixed- and variable-floating rate, while maintaining enough liquidity to handle both Fund redemptions and contributions. The high demand for quality proved to drive yields lower throughout the year, but proved advantageous to the Fund overall, as overnight agency levels came under extreme pricing pressure.

Looking ahead, we plan to continue to purchase tax-exempt government agencies along the yield curve until we see evidence that the economy is beginning to firm up. As this trend develops, we will scale back on the longer fixed-dated agencies and focus largely on uncovering short-term investment opportunities and additional variable-rate floaters.


FUND MANAGER

[PHOTO OF JAY SOMMARIVA]
Jay Sommariva
WITH NORTHERN TRUST
SINCE 2001

FUND STATISTICS

INCEPTION DATE: December 12, 1994

TOTAL NET ASSETS: $1.1 Billion

DIVIDEND SCHEDULE: Monthly


Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2001. In the absence of fee waivers, peformance would have been lower. The Current 7-Day Yield for the U.S. Government Select Money Market Fund would have been 4.16%.

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.


PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                                           U.S. GOVERNMENT SELECT        IBC'S MONEY FUND AVERAGE-TM-/
                                           MONEY MARKET FUND             GOVERNMENT
2001   MARCH                                4.75%                        4.82%
       FEBRUARY                             5.19%                        5.14%
       JANUARY                              5.70%                        5.58%
2000   DECEMBER                             5.98%                        5.92%
       NOVEMBER                             6.04%                        5.98%
       OCTOBER                              6.01%                        5.93%
       SEPTEMBER                            6.02%                        5.94%
       AUGUST                               6.00%                        5.92%
       JULY                                 5.95%                        5.86%
       JUNE                                 5.88%                        5.79%
       MAY                                  5.67%                        5.53%
       APRIL                                5.47%                        5.41%

TOTAL RETURNS PERIOD ENDED 3/31/01
       QUARTER                              1.30%
       ONE YEAR                             5.89%
       THREE YEAR                           5.20%
       FIVE YEAR                            5.18%
       SINCE INCEPTION                      5.28%

7-DAY YIELDS PERIOD ENDED 4/30/01
       CURRENT                              4.36%
       EFFECTIVE                            4.45%

            MONEY MARKET FUNDS  6  NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                              MARCH 31, 2001

                                                     CALIFORNIA                        MUNICIPAL   U.S. GOVERNMENT  U.S. GOVERNMENT
AMOUNTS IN THOUSANDS,                              MUNICIPAL MONEY       MONEY           MONEY           MONEY       SELECT MONEY
EXCEPT PER SHARE DATA                                MARKET FUND      MARKET FUND      MARKET FUND    MARKET FUND     MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                          $499,032       $8,412,346      $3,479,621        $360,275      $1,129,922
Repurchase agreements, at cost which
   approximates market value                                   -          400,000               -         249,334               -
Cash                                                           -               85             294               -               -
Income receivable                                          4,939           48,340          28,241           1,595           2,466
Receivable for fund shares sold                               92           15,372           2,130           1,916          13,012
Receivable from investment adviser                            15              233              90              20              30
Prepaid and other assets                                       3               71              32              22               9
Total Assets                                             504,081        8,876,447       3,510,408         613,162       1,145,439
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                                24                -               -              17              49
Payable for securities purchased                               -            9,998               -          14,614               -
Payable for fund shares redeemed                           3,878           24,268          37,811             558           1,583
Distributions payable to shareholders                      1,005           37,214           8,433           2,456           4,554
Accrued investment advisory fees                              39              675             265              45              87
Accrued administration fees                                   15              253              99              17              33
Accrued transfer agent fees                                   10              169              66              11              22
Accrued service agent fees                                     -                -               -              36               -
Accrued registration fees and other liabilities               44              691             192              43              67
Total Liabilities                                          5,015           73,268          46,866          17,797           6,395
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                              $499,066       $8,803,179      $3,463,542        $595,365      $1,139,044
------------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                           $498,922       $8,803,058      $3,463,219        $595,333      $1,139,022
Undistributed net investment income                           51              135             207              33              21
Accumulated net realized gains
   (losses) on investments                                    93             (14)             116             (1)               1
Net Assets                                              $499,066       $8,803,179      $3,463,542        $595,365      $1,139,044
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
   UNLIMITED AUTHORIZATION)                              498,943        8,803,178       3,463,179         595,365       1,139,043

NET ASSET VALUE, REDEMPTION AND
    OFFERING PRICE PER SHARE                               $1.00            $1.00           $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.


                               NORTHERN FUNDS ANNUAL REPORT 7 MONEY MARKET FUNDS

MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS                FOR THE FISCAL YEAR ENDED MARCH 31, 2001

                                        CALIFORNIA
                                         MUNICIPAL                            MUNICIPAL        U.S. GOVERNMENT    U.S. GOVERNMENT
                                           MONEY             MONEY              MONEY               MONEY           SELECT MONEY
AMOUNTS IN THOUSANDS                    MARKET FUND       MARKET FUND        MARKET FUND         MARKET FUND        MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                           $16,599           $448,902           $118,686            $31,754            $53,308

EXPENSES:
Investment advisory fees                    2,816             41,621             17,142              3,000              5,106
Administration fees                           704             10,405              4,286                750              1,276
Transfer agent fees                           469              6,937              2,857                500                851
Custody and accounting fees                   134              1,414                555                132                183
Registration fees                              46                656                209                 47                 77
Service agent fees                             --                 --                 --                127                 --
Professional fees                              20                306                 99                 20                 29
Trustee fees and expenses                       9                180                 53                  9                 13
Other                                          34                399                157                 34                 38
---------------------------------------------------------------------------------------------------------------------------------
Total Expenses                              4,232             61,918             25,358              4,619              7,573
   Less voluntary waivers of
      investment advisory fees               (938)           (13,874)            (5,714)            (1,000)            (1,702)
   Less expenses reimbursed by
      investment adviser                     (712)            (9,892)            (3,930)              (869)            (1,191)
   Net Expenses                             2,582             38,152             15,714              2,750              4,680
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      14,017            410,750            102,972             29,004             48,628
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:
Net realized gains on:
   Investments                                 97                  5                182                 --                 --
   Net Gains on Investments                    97                  5                182                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS              $14,114           $410,755           $103,154            $29,004            $48,628
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.


MONEY MARKET FUNDS 8 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS          FOR THE FISCAL YEAR ENDING MARCH 31

                                         CALIFORNIA
                                          MUNICIPAL                                                MUNICIPAL
                                            MONEY                        MONEY                       MONEY
                                         MARKET FUND                  MARKET FUND                 MARKET FUND
AMOUNTS IN THOUSANDS                  2001        2000             2001         2000           2001         2000
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $14,017     $10,954         $410,750     $264,791        $102,972     $69,410
Net realized gains (losses)
   on investment transactions             97          (4)               5          (19)            182        (119)
   Net Increase in Net Assets
   Resulting from Operations          14,114      10,950          410,755      264,772         103,154      69,291
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE
TRANSACTIONS:
Shares sold                        2,478,035   2,140,034       25,575,911   23,568,489      11,348,174   9,836,179
Shares from reinvestment of
   dividends                           2,939       3,353          110,164       54,450          17,429      11,271
Shares redeemed                   (2,386,622) (2,101,816)     (23,120,107) (22,271,787)    (10,570,339) (9,563,265)
   Net Increase in Net Assets
   Resulting from Capital
   Share Transactions                 94,352      41,571        2,565,968    1,351,152         795,264     284,185
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
From net investment income           (14,017)    (10,954)        (410,775)    (264,791)       (102,972)    (69,410)
   Total Distributions Paid          (14,017)    (10,954)        (410,775)    (264,791)       (102,972)    (69,410)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS          94,449      41,567        2,565,948    1,351,133         795,446     284,066

NET ASSETS:

Beginning of year                    404,617     363,050        6,237,231    4,886,098       2,668,096   2,384,030
End of year                         $499,066    $404,617       $8,803,179   $6,237,231      $3,463,542  $2,668,096
--------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED

   NET INVESTMENT INCOME                 $51         $20             $135         $160            $207        $207
--------------------------------------------------------------------------------------------------------------------


                                       U.S. GOVERNMENT             U.S. GOVERNMENT
                                           MONEY                    SELECT MONEY
                                        MARKET FUND                  MARKET FUND
AMOUNTS IN THOUSANDS                  2001        2000             2001        2000
-------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $29,004     $22,074          $48,628     $27,170
Net realized gains (losses)
   on investment transactions             --          --               --           3
   Net Increase in Net Assets
   Resulting from Operations          29,004      22,074           48,628      27,173
-------------------------------------------------------------------------------------

CAPITAL SHARE
TRANSACTIONS:
Shares sold                        2,070,399   2,348,124        4,129,693   3,693,357
Shares from reinvestment of
   dividends                          11,530       7,464           18,071       8,643
Shares redeemed                   (2,024,506) (2,287,504)      (3,698,457) (3,428,788)
   Net Increase in Net Assets
   Resulting from Capital
   Share Transactions                 57,423      68,084          449,307     273,212
-------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
From net investment income           (29,012)    (22,074)         (48,633)    (27,170)
   Total Distributions Paid          (29,012)    (22,074)         (48,633)    (27,170)
-------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS          57,415      68,084          449,302     273,215

NET ASSETS:

Beginning of year                    537,950     469,866          689,742     416,527
End of year                         $595,365    $537,950       $1,139,044    $689,742
-------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED

   NET INVESTMENT INCOME                 $33         $33              $21         $21
-------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.


                             NORTHERN FUNDS ANNUAL REPORT 9 MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS

                                                          CALIFORNIA MUNICIPAL MONEY MARKET FUND
SELECTED PER SHARE DATA                        2001          2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                           0.03          0.03          0.03          0.03          0.03
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                  (0.03)        (0.03)        (0.03)        (0.03)        (0.03)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                               3.06%         2.64%         2.75%         3.20%         3.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year       $499,066      $404,617      $363,050      $224,843      $200,989
Ratio to average net assets of:
   Expenses, net of waivers
      and reimbursements                       0.55%         0.55%         0.55%         0.49%         0.45%
   Expenses, before waivers
      and reimbursements                       0.90%         0.91%         0.91%         0.94%         0.94%
   Net investment income, net of
      waivers and reimbursements               2.98%         2.61%         2.68%         3.14%         3.13%
   Net investment income, before
      waivers and reimbursements               2.63%         2.25%         2.32%         2.69%         2.64%
-------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 10 NORTHERN FUNDS ANNUAL REPORT

                                             FOR THE FISCAL YEAR ENDING MARCH 31

                                                                             MONEY MARKET FUND

SELECTED PER SHARE DATA                        2001              2000              1999              1998              1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $1.00             $1.00             $1.00             $1.00             $1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                            0.06              0.05              0.05              0.05              0.05
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                   (0.06)            (0.05)            (0.05)            (0.05)            (0.05)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $1.00             $1.00             $1.00             $1.00             $1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                6.09%             5.06%             5.04%             5.31%             5.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year      $8,803,179        $6,237,231        $4,886,098        $3,296,030        $1,607,187
Ratio to average net assets of:
   Expenses, net of waivers
      and reimbursements                        0.55%             0.55%             0.55%             0.55%             0.55%
   Expenses, before waivers
      and reimbursements                        0.89%             0.89%             0.89%             0.90%             0.90%
   Net investment income, net of
      waivers and reimbursements                5.91%             4.96%             4.91%             5.19%             4.94%
   Net investment income, before
      waivers and reimbursements                5.57%             4.62%             4.57%             4.84%             4.59%
------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 11 MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       MUNICIPAL MONEY MARKET FUND

SELECTED PER SHARE DATA                       2001             2000             1999             1998             1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00            $1.00            $1.00            $1.00            $1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                           0.04             0.03             0.03             0.03             0.03
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                  (0.04)           (0.03)           (0.03)           (0.03)           (0.03)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $1.00            $1.00            $1.00            $1.00            $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                               3.67%            3.01%            2.98%            3.27%            3.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $3,463,542       $2,668,096       $2,384,030       $1,814,343       $1,420,041
Ratio to average net assets of:
   Expenses, net of  waivers
      and reimbursements                       0.55%            0.55%            0.55%            0.55%            0.55%
   Expenses, before waivers
      and reimbursements                       0.89%            0.90%            0.89%            0.89%            0.90%
   Net investment income, net of
      waivers and reimbursements               3.60%            2.96%            2.90%            3.20%            3.08%
   Net investment income, before
      waivers and reimbursements               3.26%            2.61%            2.56%            2.86%            2.73%
-------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 12 NORTHERN FUNDS ANNUAL REPORT

                                             FOR THE FISCAL YEAR ENDING MARCH 31

                                                            U.S. GOVERNMENT MONEY MARKET FUND

SELECTED PER SHARE DATA                     2001           2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income                         0.06           0.05           0.05           0.05           0.05
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                             5.97%          4.92%          4.94%          5.22%          4.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $595,365       $537,950       $469,866       $417,042       $314,259
Ratio to average net assets of:
   Expenses, net of waivers
      and reimbursements                     0.55%          0.55%          0.55%          0.55%          0.55%
   Expenses, before waivers
      and reimbursements                     0.92%          0.92%          0.91%          0.93%          0.96%
   Net investment income, net of
      waivers and reimbursements             5.79%          4.82%          4.82%          5.10%          4.82%
   Net investment income, before
      waivers and reimbursements             5.42%          4.45%          4.46%          4.72%          4.41%
--------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 13 MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)             FOR THE FISCAL YEAR ENDING MARCH 31

                                                           U.S. GOVERNMENT SELECT MONEY MARKET FUND

SELECTED PER SHARE DATA                      2001            2000            1999            1998           1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $1.00           $1.00           $1.00           $1.00           $1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                          0.06            0.05            0.05            0.05            0.05
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                 (0.06)          (0.05)          (0.05)          (0.05)          (0.05)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $1.00           $1.00           $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                              5.89%           4.86%           4.87%           5.24%           5.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year    $1,139,044        $689,742        $416,527        $306,425        $168,128
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements                          0.55%           0.55%           0.55%           0.46%           0.40%
   Expenses, before waivers and
      reimbursements                          0.89%           0.90%           0.91%           0.93%           0.97%
   Net investment income, net of
      waivers and reimbursements              5.70%           4.86%           4.73%           5.13%           4.95%
   Net investment income, before
      waivers and reimbursements              5.36%           4.51%           4.37%           4.66%           4.38%
--------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 14 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS




                       THIS PAGE INTENTIONALLY LEFT BLANK




                              NORTHERN FUNDS ANNUAL REPORT 15 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY
MARKET FUND

                                                           PRINCIPAL
                                                            AMOUNT
                                                            (000s)                    VALUE
                                                           PRINCIPAL                 (000s)
MUNICIPAL INVESTMENTS - 99.9%

CALIFORNIA - 87.7%
   Anaheim California Housing Authority
   Revenue Bonds, Series 2000 (AMT),
   Multifamily Housing Cobblestone Apartments
   (FNMA LOC),
   3.40%, 4/6/01                                           $  3,580                 $ 3,580
   Anaheim Union High School District COP,
   1999 School Facility Bridge
   (FSA Insured),
   3.50%, 4/6/01                                              2,500                   2,500
   California Alternative Energy Source
   Cogeneration Revenue Bonds (AMT),
   General Electric Capital Project,
   3.45%, 4/6/01                                              1,100                   1,100
   California Community College
   Financing Authority TRAN,
   Series 2000 B,
   5.00%, 8/3/01                                              6,000                   6,024
   California Economic Development
   Financial Authority VRDB, Series 1996,
   Volk Enterprises, Inc. Project
   (Harris Trust & Savings Bank LOC),
   3.45%, 4/6/01                                              1,850                   1,850
   California Finance Authority PCR Bonds,
   Series 1997B (AMT), Air Products
   Manufacturing Corp.
   (Air Products & Chemicals Corp. Gtd.),
   3.40%, 4/6/01                                              4,700                   4,700
   California Health Facility
   Financing Authorities FRN,
   Morgan Stanley Muni Trust,
   Series 1998-26, Kaiser Permanente
   (FSA Insured),
   3.30%, 4/6/01                                              6,000                   6,000
   California HFA Home Mortgage VRDB,
   Series 2001 C (AMT)
   (FSA Insured),
   3.45%, 4/6/01                                              8,070                   8,070
   California HFA Home Mortgage Revenue FRN,
   Series 1991G, Merrill P-Floats PT-40D (AMT),
   3.35%, 4/6/01                                                940                     940
   California HFA Home Mortgage Revenue FRN,
   Series S (AMT),
   4.25%, 8/1/01                                              1,105                   1,105
   California HFA Housing Revenue FRN,
   Series A-2 PT-258 (AMT), SFM Bonds,
   3.35%, 4/6/01                                              7,135                   7,135
   California HFA Multifamily Housing Revenue FRN,
   Series III-D A (AMT)
   (Morgan Guaranty Trust Co. LOC),
   3.40%, 4/2/01                                              7,125                   7,125
   California HFA Multi-Unit Housing Revenue FRN,
   Series 92A CR-231 (MBIA Insured),
   3.15%, 4/6/01                                              2,900                   2,900
   California HFA Revenue Bonds,
   Series II-R-44 (AMT) (AMBAC Insured),
   3.25%, 4/6/01                                              6,195                   6,195
   California Infrastructure & Economic
   Development Revenue Bonds,
   Tax-Exempt CP Series 2001 Salvation Army
   (Bank of America LOC)
   2.75%, 9/12/01                                            10,000                  10,000
   California Rural Home Mortgage Finance
   Authority Revenue Bonds,
   Series B, P-Floats PT-346 (AMT),
   SFM Backed Securities
   (Colld. by GNMA Securities),
   3.35%, 4/6/01                                              7,280                   7,280
   California School Cash Reserve
   Program Authority
   Pooled Bonds, Series 2000 A,
   5.25%, 7/3/01                                             11,000                  11,040
   California School Facilities Financing Corp. COP,
   Series D, Various Capital Improvement
   Financing Project (KBC Bank LOC),
   3.35%, 4/6/01                                              2,900                   2,900
   California State Department of Water
   Control Revenue Bonds,
   Series PT1183, Valley Project ML P-Float,
   2.85%, 9/27/01                                             8,525                   8,525

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 16 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000s)                  (000s)
MUNICIPAL INVESTMENTS - 99.9% - CONTINUED

CALIFORNIA - (continued)
   California State G.O. Bank of America Corp.
   Variable Rate Certificate,
   Series 1997 H (Colld. by U.S. Government
   Securities),
   3.35%, 4/6/01                                           $ 21,990                $ 21,990
   California State G.O. Bonds,
   3.34%, 4/6/01                                              7,300                   7,300
   California State G.O. CP, Series A,
   2.30%, 5/25/01                                             2,700                   2,700
   2.40%, 6/6/01                                              7,000                   7,000
   2.50%, 6/8/01                                                400                     400
   California State G.O. Bonds, Eagle Trust,
   Series 990501,
   3.15%, 4/6/01                                              8,000                   8,000
   California State G.O. Bonds, Merlot Series,
   3.34%, 4/6/01                                              5,000                   5,000
   California State G.O. Refunding Notes,
   6.00%, 12/1/01                                             2,500                   2,535
   California State G.O. Revenue Refunding Bonds,
   P-Floats PT-1194,
   3.85%, 10/25/01                                            9,640                   9,640
   California State G.O. Variable Rate
   Certificate, SMB Eagle Trust Series No. 20010501,
   3.15%, 4/6/01                                              5,000                   5,000
   California State Veterans G.O. Bonds,
   Merlot Series 2000 A (AMT)
   (AMBAC Insured),
   3.39%, 4/6/01                                              5,000                   5,000
   California State Veterans G.O. Bonds,
   P-Floats PT- 365 (AMT),
   3.35%, 4/6/01                                              8,330                   8,330
   California Statewide Community
   Development Authority
   TRAN, Series A,
   5.25%, 6/29/01                                             5,500                   5,513
   California Statewide Community
   Development Authority
   Multifamily Revenue Bonds (AMT),
   Phoenix Terrace Apartments
   (FGIC Insured)
   3.15%, 3/15/02                                             3,550                   3,550
   City of Irvine Refunding Bonds,
   Assessment District No. 89-10,
   (Hypo Vereinsbank LOC),
   3.60%, 4/2/01                                                 10                      10
   Contra Costa County Home
   Mortgage Revenue Bonds,
   Bank of America Variable Rate Certificates,
   Series 1997 C
   (Colld. by U.S. Government Securities),
   3.35%, 4/6/01                                             20,365                  20,365
   Contra Costa County Multifamily Housing
   Revenue Bonds, Delta Square Apartments,
   (FNMA LOC),
   3.35%, 4/6/01                                              2,000                   2,000
   Contra Costa County Multifamily Housing
   Revenue Bonds (AMT),
   Lafayette Town Center Apartments
   (FNMA LOC),
   3.40%, 4/6/01                                              9,100                   9,100
   Dry Creek Joint Elementary School District
   TRAN,
   4.50%, 10/1/01                                             1,500                   1,504
   Hayward Multifamily Housing Revenue Bonds,
   Series 1984 A, Shorewood Apartment Project
   (FGIC Insured),
   3.40%, 4/6/01                                              4,100                   4,100
   Irvine Assessment District No. 97-17,
   Limited Obligation Improvement Bonds
   (Hypo Vereinsbank LOC),
   3.60%, 4/2/01                                                502                     502
   Irvine Assessment District No. 93-15,
   Limited Obligation Improvement Bonds
   (Bank of America LOC),
   3.60%, 4/2/01                                              9,100                   9,100
   Irvine Ranch Water District Consolidated
   Refunding Revenue Bonds,
   Series 1985 B (Landesbank LOC),
   3.50%, 4/2/01                                              1,500                   1,500

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 17 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY
MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000s)                   (000s)
MUNICIPAL INVESTMENTS - 99.9% - CONTINUED

CALIFORNIA - (continued)
   Irvine Ranch Water District G.O. Bonds,
   Series 95, Improvement
   District No. 105, 140, 240, 250,
   3.60%, 4/2/01                                           $  1,250                 $ 1,250
   Long Beach Harbor Revenue Bonds,
   Merrill Lynch P-Floats Series PT-463 (AMT),
   3.90%, 5/17/01                                             6,530                   6,530
   Los Angeles Convention and Exhibition
   Center Revenue VRDN,
   Series 1993 PA-88, Merrill P-Floats
   (MBIA Insured),
   3.35%, 4/6/01                                              2,925                   2,925
   Los Angeles County, Metropolitan Transportation
   Authority Revenue Bonds,
   Proposition C Sales TRB (MBIA Insured),
   3.45%, 4/6/01                                              5,000                   5,000
   Los Angeles County Metropolitan
   Transportation Authority Revenue
   Refunding Bonds,
   Union Station Project (FSA Insured),
   3.15%, 4/6/01                                              2,000                   2,000
   Los Angeles County Pension Obligation
   Refunding Bonds, Series 1996-C,
   (AMBAC Insured)
   3.35%, 4/6/01                                              5,000                   5,000
   Los Angeles County Schools Pooled
   Finance Program TRAN, Series A,
   5.00%, 7/2/01                                              5,000                   5,009
   Los Angeles County 2000 TRAN, Series A,
   5.00%, 6/29/01                                            13,000                  13,054
   Los Angeles Department of Water &
   Power Revenue Bonds,
   Variable Rate Demand Series 2001 B,
   3.40%, 4/2/01                                             12,325                  12,325
   Los Angeles Multifamily Housing Revenue
   Refunding Bonds,
   Series 2000 A (AMT), Watts/Athens Apartments
   (FHLB LOC),
   3.30%, 4/6/01                                              4,075                   4,075
   Los Angeles Unified School District G.O.
   Bonds (FGIC Insured),
   SSB ROC No. 24, 3.15%, 4/6/01                              6,495                   6,495
   SSB ROC No. 25, 3.15%, 4/6/01                              5,995                   5,995
   Metropolitan Water District of
   Southern California
   Water Revenue Bonds, Series 2000B-4,
   3.30%, 4/6/01                                              5,500                   5,500
   Oakland California Revenue Bonds,
   Merlot Series 2000 M (AMBAC Insured),
   3.34%, 4/6/01                                              3,000                   3,000
   Orange County Apartment Development
   Housing Revenue VRDB,
   The Lakes Project, Series 1991-A (FHLMC LOC)
   3.30%, 4/6/01                                             16,050                  16,050
   Orange County Apartment Development
   Housing Revenue Bonds (AMT),
   Wood Canyon Villas Issue B of 1991
   (Bank of America Corp. LOC),
   3.55%, 4/6/01                                              2,400                   2,400
   Orange County Limited Obligation
   Improvement Bonds,
   Irvine Coast Assessment District No. 88-1
   (Societe Generale LOC),
   3.80%, 4/2/01                                              6,500                   6,500
   Orange County Multifamily Housing
   Revenue Bond,
   Series 1992 A, Heritage Pointe Project
   (Allied Irish Bank LOC),
   3.30%, 4/6/01                                              1,065                   1,065
   Orange County Sanitation Districts 1-3, 5-7 & 11,
   COP, Series 1992 (AMBAC Insured),
   3.40%, 4/6/01                                                600                     600
   Orange County Sanitation Districts 1-3, 5-7 & 11,
   Series 93 A (AMBAC Insured),
   3.60%, 4/2/01                                              1,600                   1,600
   Palmdale Community Redevelopment
   Mortgage Revenue Bonds,
   First Union, Merlot Series 2000-TTT (AMT)
   (Colld. by U.S. Government Securities),
   4.05%, 9/1/01                                              3,190                   3,190

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 18 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000s)                   (000s)
MUNICIPAL INVESTMENTS - 99.9% - CONTINUED

CALIFORNIA - (continued)
   Peninsula Corridor Joint Powers Board
   Grant Anticipation Notes,
   Series B, 4.85%, 6/7/01                                 $  7,500                 $ 7,506
   Series B, 4.40%, 7/25/01                                   3,000                   3,002
   Series C, 3.95%, 10/19/01                                  4,000                   4,004
   Placer County Office of Education TRAN,
   4.50%, 10/1/01                                               980                     982
   Port of Oakland Revenue Bonds,
   Series 2000 K (AMT),
   Paine Webber Robins 13 Class F (FGIC Insured),
   3.05%, 4/6/01                                              2,200                   2,200
   Sacramento County Multifamily Housing
   Revenue Bonds,
   Series C (FHLMC LOC),
   3.35%, 4/6/01                                              1,800                   1,800
   Sacramento County Sanitation District
   Revenue Bonds, Series 2000 SSS,
   First Union Merlot (Colld. by U.S. Government
   Securities),
   4.10%, 8/1/01                                              2,600                   2,600
   Sacramento Yolo Port District VRDB (AMT),
   California Free Trade Zone Project,
   Series 1997 A
   (Wells Fargo Bank LOC),
   3.55%, 4/6/01                                              1,500                   1,500
   San Bernardino County, SFM Revenue
   Bonds (AMT),
   First Union Merlot, Series 2001 A21
   (FNMA Insured)
   3.39%, 4/6/01                                              3,175                   3,175
   San Diego County, VRDN, Housing Revenue
   Refunding Bonds,
   County Hills Apartments, Phase II, Series 94A
   (Colld. by FNMA Securities),
   3.35%, 4/6/01                                              1,000                   1,000
   San Diego Housing Authority Multifamily
   Housing Revenue Bonds (AMT),
   Stratton Apartments, Series 2000 A
   (FNMA Gtd.),
   3.40%, 4/6/01                                              9,520                   9,520
   San Diego Public Facilities Financing
   Authority Sewer Revenue Bonds,
   ML/SG Muni Trust SG-24 (AMBAC Insured),
   3.30%, 4/6/01                                              3,955                   3,955
   San Francisco City and County Airport
   Commission International
   Airport Revenue FRN, Second Series (AMT),
   PA-661R (FSA Insured),
   3.35%, 4/6/01                                              6,210                   6,210
   San Francisco City and County
   Redevelopment Agency
   Multifamily Housing Bonds (AMT),
   3rd & Mission 1999 Series C,
   (HypoVereinsbank LOC)
   3.45%, 4/6/01                                              1,800                   1,800
   San Francisco City and County G.O.
   Variable Rate Certificates,
   Series 1996-AA6 (FGIC Insured),
   3.35%, 4/6/01                                              4,975                   4,975
   San Leandro Multifamily Revenue Bonds,
   Parkside Commons Apartments, 1989 Issue A
   (Colld. by FNMA Securities),
   3.35%, 4/6/01                                              1,100                   1,100
   Southern California Public Power Authority
   Revenue Refunding Bonds,
   Palo Verde Project C (AMBAC Insured),
   3.50%, 4/6/01                                              5,000                   5,000
   Southern California Public Power Authority
   Revenue Refunding Bonds,
   Transmission Project (AMBAC Insured),
   3.35%, 4/6/01                                              3,500                   3,500
   Union City Multifamily Revenue Refunding
   Bonds, Series 1999A, (Colld. by FNMA
   Securities),
   3.30%, 4/6/01                                              6,000                   6,000
   University of California Revenue Bonds,
   Eagle Trust Series No. 20000504, Series K,
   3.15%, 4/6/01                                              6,000                   6,000

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 19 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS                                          MARCH 31, 2001
CALIFORNIA MUNICIPAL MONEY
MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000s)                   (000s)
MUNICIPAL INVESTMENTS - 99.9% - CONTINUED

CALIFORNIA - (continued)
   Vista Multifamily Housing Revenue
   Bonds, P-Floats, Series PT-476
   (FHLMC Gtd.),
   3.30%, 4/6/01                                           $  5,110                 $ 5,110
   Western Placer Unified School District
   2000 TRAN,
   4.50%, 10/1/01                                             3,800                   3,809
   Western River Side County Wastewater
   Authority Revenue Bonds (National
   Westminster Bank LOC),
   3.60%, 4/2/01                                                850                     850
   Windsor Multifamily Housing Revenue Bonds,
   Series 1995 A (AMT), Oakmont at Windsor Project
   (Chase Manhattan Bank, LOC)
   3.40%, 4/6/01                                              3,615                   3,615
-------------------------------------------------------------------------------------------
                                                                                    437,884
-------------------------------------------------------------------------------------------
PUERTO RICO-12.2%
   Government Development Bank for Puerto Rico,
   Tax-Exempt CP,
   3.95%, 4/6/01                                              1,600                   1,600
   2.15%, 4/26/01                                             4,000                   4,000
   2.70%, 4/27/01                                             4,650                   4,650
   2.90%, 4/27/01                                             3,500                   3,500
   3.75%, 5/14/01                                             5,000                   5,000
   3.00%, 8/17/01                                             3,000                   3,000
   Puerto Rico Commonwealth Highway and
   Transportation Authority TRB,
   Salomon Smith Barney ROC (MBIA Insured),
   3.15%, 4/6/01                                              4,035                   4,035
   Puerto Rico Commonwealth Highway and
   Transportation Authority TRB,
   Series A (AMBAC Insured),
   3.40%, 4/6/01                                              2,300                   2,300
   Puerto Rico Electric Power Authority
   Revenue Bonds,
   Salomon Smith Barney ROC (FSA Insured),
   3.15%, 4/6/01                                             12,900                  12,900
   Puerto Rico Housing Finance Authority
   Mortgage Revenue Bonds,
   Series 2000 R, Bank of America Variable
   Rate Certificates
   (Colld. by GNMA Securities),
   3.80%, 9/6/01                                              4,675                   4,675
   Puerto Rico Infrastructure Finance Authority
   Revenue Bonds,
   Citicorp Eagle Trust No. 20005101
   (Colld. by U.S. Government Securities),
   3.15%, 4/6/01                                             10,000                  10,000
   Puerto Rico Municipal Finance
   Agency G.O. Bonds,
   ROC, Series 2000 R-17 (FSA Insured),
   3.15%, 4/6/01                                              5,000                   5,000
-------------------------------------------------------------------------------------------
                                                                                     60,660
-------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $498,544)                                         498,544


OTHER-0.1%
   Federated Tax-Exempt
   Money Market Fund No. 80                                     488                     488
-------------------------------------------------------------------------------------------
TOTAL OTHER (COST $488)                                                                 488

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0% (COST $499,032)                                          499,032
   Other Assets less Liabilities - 0.0%                                                  34

-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                $499,066

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 20 NORTHERN FUNDS ANNUAL REPORT

                                                             MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS                                         MARCH 31, 2001
MONEY MARKET FUND

                                                           PRINCIPAL
                                                            AMOUNT
                                                            (000S)                   VALUE
                                                                                     (000S)
CERTIFICATES OF DEPOSIT - 9.3%

DOMESTIC CERTIFICATES OF DEPOSIT - 3.0%
   Citibank,
   6.62%, 4/19/01                                          $ 62,500                $ 62,500
   Comerica Bank,
   5.24%, 1/11/02                                            30,000                  29,998
   First Union National Bank, North Carolina,
   7.00%, 7/30/01                                            90,000                  90,000
   Westpac Banking Corp.,
   5.42%, 1/8/02                                             80,000                  79,994
-------------------------------------------------------------------------------------------
                                                                                    262,492
-------------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT - 6.3%
   Bank of Nova Scotia,
   5.55%, 3/28/02                                            10,000                   9,998
   4.60%, 4/2/02                                             10,000                   9,997
   Bayerische Landesbank,
   4.79%, 3/12/02                                            75,000                  74,979
   Canadian Imperial Bank of Commerce,
   7.42%, 5/22/01                                           100,000                 100,000
   Commerzbank, New York Branch,
   4.45%, 3/26/02                                            50,000                  49,995
   4.61%, 4/2/02                                             10,000                   9,999
   Dresdner Bank, New York Branch,
   5.24%, 9/17/01                                            15,000                  15,012
   Landesbank Baden-Wuerttem,
   4.80%, 3/14/02                                            25,000                  24,995
   4.81%, 3/14/02                                            12,500                  12,498
   4.58%, 4/2/02                                             10,000                   9,998
   4.58%, 4/3/02                                             21,000                  20,996
   National Westminster Bank,
   7.24%, 5/21/01                                            95,000                  95,000
   Royal Bank of Canada, New York Branch,
   7.42%, 5/22/01                                           100,000                 100,000
   Societe Generale, New York Branch,
   7.42%, 5/21/01                                            20,000                  20,000
-------------------------------------------------------------------------------------------
                                                                                    553,467
-------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST $815,959)                                       815,959

COMMERCIAL PAPER - 50.8%

COLLATERIZED LOAN OBLIGATIONS - 2.2%
   Moat Funding LLC,
   5.15%, 4/3/01                                             17,000                  16,995
   6.34%, 4/20/01                                            20,000                  19,940
   6.18%, 4/25/01                                            30,000                  29,876
   6.27%, 4/27/01                                            25,000                  24,887
   5.04%, 5/10/01                                            15,000                  14,915
   6.40%, 5/29/01                                            10,000                   9,897
   5.10%, 7/30/01                                            13,000                  12,779
   5.65%, 7/30/01                                            20,000                  19,577
   5.04%, 8/10/01                                            15,000                  14,725
   5.04%, 8/14/01                                            25,000                  24,528
   Stellar Funding, Inc.,
   5.15%, 4/27/01                                             3,782                   3,768
   5.02%, 5/29/01                                             3,467                   3,439
-------------------------------------------------------------------------------------------
                                                                                    195,326
-------------------------------------------------------------------------------------------
DOMESTIC DEPOSITORY INSTITUTIONS - 1.1%
   Artesia Bank,
   5.50%, 4/4/01                                             25,000                  24,989
   Marshall & Ilsley Corp.,
   4.90%, 8/27/01                                            75,000                  73,489
-------------------------------------------------------------------------------------------
                                                                                     98,478
-------------------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTIONS - 4.5%
   Danske Corp., Inc.,
   5.15%, 4/10/01                                             2,500                   2,497
   6.40%, 4/30/01                                            44,000                  43,773
   5.85%, 6/14/01                                             8,550                   8,447
   Deutsche Bank Financial,
   5.91%, 5/7/01                                             50,000                  49,705
   Landesbank Schleswig-Holdings,
   4.80%, 4/3/01                                             11,500                  11,496
   Nordbanken N.A., Inc.,
   6.14%, 4/5/01                                             50,000                  49,966
   Societe Generale North America,
   6.14%, 4/2/01                                             75,000                  74,987
   4.88%, 5/29/01                                            75,000                  74,411
   Spintab AB/Swedmortgage,
   6.14%, 4/10/01                                            22,000                  21,966
   5.22%, 5/2/01                                             35,000                  34,843
   Svenska Handelsbanken, Inc.,
   5.10%, 4/23/01                                            15,000                  14,953

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 21 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                  (000S)
COMMERCIAL PAPER - 50.8% - CONTINUED

FOREIGN DEPOSITORY INSTITUTIONS - (continued)
   Swedbank, Inc.,
   4.80%, 5/30/01                                          $  5,000               $   4,961
-------------------------------------------------------------------------------------------
                                                                                    392,005
-------------------------------------------------------------------------------------------
GAS AND COMBINED UTILITIES - 0.2%
   Consolidated Natural Gas,
   5.49%, 4/6/01                                             20,000                  19,985
-------------------------------------------------------------------------------------------
INSURANCE - 1.1%
   AON Corp.,
   5.05%, 4/24/01                                            30,656                  30,557
   5.07%, 4/26/01                                            17,500                  17,439
   Torchmark, Inc.,
   5.05%, 4/18/01                                             9,900                   9,874
   5.15%, 5/23/01                                            13,000                  12,900
   United Healthcare Corp.,
   5.65%, 5/14/01                                            25,000                  24,845
-------------------------------------------------------------------------------------------
                                                                                     95,615
-------------------------------------------------------------------------------------------
MANUFACTURING INDUSTRY - 1.4%
   Cooper Industries, Inc.,
   5.30%, 4/4/01                                             12,500                  12,494
   5.02%, 4/19/01                                            50,000                  49,875
   General Electric Capital,
   5.10%, 4/23/01                                             3,337                   3,327
   4.66%, 6/22/01                                            50,000                  49,469
   Newell Co.,
   5.27%, 5/4/01                                              6,750                   6,717
-------------------------------------------------------------------------------------------
                                                                                    121,882
-------------------------------------------------------------------------------------------
MULTI-SELLER CONDUITS - 21.0%
   Amsterdam Funding,
   5.04%, 4/02/01                                            16,250                  16,248
   5.02%, 4/10/01                                            35,000                  34,956
   Apreco, Inc.,
   5.03%, 5/10/01                                            12,500                  12,432
   Blue Ridge Asset Funding,
   5.05%, 4/2/01                                              8,645                   8,607
   5.20%, 4/2/01                                             35,000                  34,995
   5.06%, 4/6/01                                             15,000                  14,989
   5.01%, 4/24/01                                            10,000                   9,968
   5.00%, 4/25/01                                            61,000                  60,797
   5.01%, 5/3/01                                             37,500                  37,333
   5.26%, 5/14/01                                            14,448                  14,357
   Compass Securitization,
   5.17%, 4/12/01                                            15,600                  15,575
   5.24%, 7/10/01                                            69,650                  68,636
   5.24%, 7/11/01                                           125,000                 123,162
   Concord Minutemen Capital Co.,
   5.32%, 4/2/01                                             67,031                  67,021
   5.50%, 4/12/01                                            30,000                  29,950
   5.47%, 4/16/01                                            15,000                  14,966
   Edison Asset Securitization,
   5.25%, 4/9/01                                             37,500                  37,456
   Fairway Finance Corp.,
   5.45%, 4/30/01                                             2,160                   2,151
   Grand Funding Corp.,
   4.70%, 6/20/01                                            12,500                  12,369
   Jupiter Securitization Corp.,
   5.02%, 4/17/01                                            54,000                  53,880
   5.02%, 4/18/01                                            31,605                  31,530
   4.97%, 6/5/01                                             19,203                  19,031
   6.38%, 6/18/01                                            20,000                  19,724
   KBC Commercial Paper Trust,
   5.54%, 4/5/01                                             25,000                  24,985
   5.50%, 4/26/01                                            15,000                  14,942
   Kitty Hawk Funding Corp.,
   5.85%, 6/26/01                                            25,000                  24,651
   Lexington Parker Capital,
   4.83%, 6/4/01                                             25,000                  24,785
   5.20%, 7/25/01                                            49,500                  48,681
   4.70%, 8/31/01                                            97,600                  95,663
   Ness LLC,
   5.07%, 5/14/01                                            10,600                  10,536
   4.97%, 5/25/01                                            15,370                  15,256
   Paradigm Funding LLC,
   5.60%, 4/2/01                                             80,000                  79,988
   Sheffield Receivables Corp.,
   5.05%, 4/11/01                                           100,000                  99,637
   5.10%, 4/16/01                                           110,000                 109,767
   Silver Tower U.S. Funding,
   5.32%, 4/2/01                                             10,000                   9,999
   5.52%, 4/12/01                                            39,000                  38,934
   5.30%, 5/2/01                                             50,000                  49,780
   5.30%, 5/3/01                                             25,000                  24,882
   5.30%, 5/16/01                                            18,000                  17,881

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 22  NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                  (000S)
COMMERCIAL PAPER - 50.8% - CONTINUED

MULTI-SELLER CONDUITS - (continued)
   Special Purpose Accounts,
   5.49%, 4/5/01                                           $ 25,000               $  24,985
   5.50%, 4/12/01                                            35,000                  34,941
   5.25%, 5/3/01                                              6,000                   5,972
   5.27%, 5/4/01                                              5,000                   4,976
   Thames Asset Global Securitization, Inc. - No. 1,
   5.30%, 4/9/01                                             10,000                   9,988
   5.25%, 4/10/01                                            24,008                  23,976
   5.48%, 4/20/01                                            30,322                  30,234
   5.25%, 4/27/01                                            20,000                  19,924
   4.92%, 5/31/01                                            18,461                  18,310
   Tulip Funding Corp.,
   5.29%, 4/3/01                                             60,000                  59,982
   5.25%, 4/12/01                                            55,000                  54,912
   4.32%, 12/18/01                                           17,500                  16,952
   Twin Towers, Inc.,
   5.05%, 4/17/01                                            25,000                  24,944
   Victory Receivables Corp.,
   5.00%, 4/19/01                                            18,000                  17,955
   Westways Funding IV Ltd.,
   4.91%, 4/27/01                                            20,000                  19,922
   5.25%, 5/11/01                                            27,929                  27,766
   5.37%, 5/24/01                                            20,649                  20,501
-------------------------------------------------------------------------------------------
                                                                                  1,846,740
-------------------------------------------------------------------------------------------

NON-DEPOSITORY PERSONAL CREDIT INSTITUTIONS - 0.9%
   Countrywide Home Loans,
   5.07%, 4/2/01                                             60,000                  59,992
   5.10%, 4/23/01                                            15,000                  14,953
-------------------------------------------------------------------------------------------
                                                                                     74,945
-------------------------------------------------------------------------------------------
SECURITIES ARBITRAGE - 11.1%
   Amstel Funding Corp.,
   5.29%, 4/3/01                                            115,728                 115,694
   5.36%, 4/5/01                                             17,000                  16,990
   5.42%, 4/10/01                                            24,000                  23,967
   4.95%, 6/8/01                                             30,000                  29,720
   Conduit Asset Backed Securities LLC,
   4.80%, 6/20/01                                            40,000                  39,575
   Crown Point Capital Co.,
   4.75%, 6/18/01                                            32,500                  32,166
   Dorada Finance, Inc.,
   4.80%, 6/18/01                                             3,000                   2,969
   Liberty Street Funding Co.,
   5.40%, 4/12/01                                             7,900                   7,887
   Links Finance Corp. LLC,
   6.15%, 4/2/01                                             33,500                  33,494
   6.15%, 4/9/01                                              9,000                   8,988
   Lockhart Funding LLC,
   4.77%, 6/6/01                                             23,500                  23,294
   K2 USA LLC,
   5.06%, 4/17/01                                            14,500                  14,458
   5.85%, 5/11/01                                            35,000                  34,749
   6.12%, 5/29/01                                            10,000                   9,901
   5.06%, 7/2/01                                             20,000                  19,757
   Moriarty Ltd.,
   5.85%, 6/27/01                                            31,000                  30,562
   5.25%, 7/12/01                                            35,000                  34,479
   5.05%, 8/9/01                                             50,000                  49,088
   4.68%, 9/4/01                                             50,000                  48,986
   MPF Ltd.,
   5.42%, 4/5/01                                             12,500                  12,492
   5.52%, 4/6/01                                             51,000                  50,962
   5.27%, 5/11/01                                            41,500                  41,258
   5.24%, 5/23/01                                            15,000                  14,886
   5.02%, 6/8/01                                              7,500                   7,429
   North Coast Funding LLC,
   5.08%, 4/12/01                                             1,050                   1,048
   Pennine Funding LLC,
   5.24%, 5/9/01                                             17,500                  17,403
   5.04%, 8/1/01                                             14,500                  14,252
   5.04%, 8/3/01                                             45,000                  44,219
   Sigma Finance,
   6.17%, 4/5/01                                             12,500                  12,491
   6.27%, 4/25/01                                            20,000                  19,916
   6.40%, 5/1/01                                             75,000                  74,601
   6.37%, 6/4/01                                             20,000                  19,774
   4.75%, 7/3/01                                             22,500                  22,224
   5.17%, 7/19/01                                            10,000                   9,843
   4.79%, 7/20/01                                            35,000                  34,488
-------------------------------------------------------------------------------------------
                                                                                    974,010
-------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 23 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                 VALUE
                                                            (000S)                 (000S)
COMMERCIAL PAPER - 50.8% - CONTINUED

SINGLE SELLER CONDULTS - 4.4%
   Atlantis One Funding Corp.,
   5.07%, 6/15/01                                          $140,000              $  138,549
   Citibank Credit Corp.,
   5.10%, 4/26/01                                            37,500                  37,367
   Emerald Certificates,
   5.45%, 4/6/01                                             46,250                  46,215
   5.30%, 4/18/01                                            12,250                  12,219
   5.34%, 4/24/01                                            28,319                  28,222
   5.10%, 5/7/01                                             15,000                  14,924
   5.04%, 5/22/01                                            23,500                  23,337
   Halogen Capital,
   5.13%, 4/12/01                                            55,000                  54,914
   Lonestar Funding LLC,
   5.12%, 5/21/01                                            35,000                  34,742
-------------------------------------------------------------------------------------------
                                                                                    390,489
-------------------------------------------------------------------------------------------
SECURITY AND COMMODITY BROKER - 0.3%
   Lehman Brothers Holdings,
   5.38%, 4/3/01                                             25,000                  24,991
-------------------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT - 2.6%
   Ford Credit Corp., Canada,
   5.55%, 4/16/01                                            25,000                  24,942
   6.45%, 4/19/01                                            25,000                  24,919
   6.45%, 4/25/01                                            50,000                  49,785
   6.45%, 4/26/01                                            25,000                  24,888
   5.28%, 7/23/01                                            50,000                  49,171
   General Motors Acceptance Corp., Canada,
   5.27%, 5/14/01                                            45,000                  44,717
   4.77%, 6/25/01                                            13,000                  12,854
   Paccar, Inc.,
   4.90%, 5/16/01                                             2,000                   1,988
-------------------------------------------------------------------------------------------
                                                                                    233,264

-------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $4,467,730)                                          4,467,730

CORPORATE NOTES/BONDS - 16.3%

BUSINESS SERVICES - 0.1%
   KBL Capital Fund, Series A,
   5.10%, 4/7/01                                              5,825                   5,825
   FBC Chemical Corp.,
   5.13%, 4/7/01                                              3,735                   3,735
-------------------------------------------------------------------------------------------
                                                                                      9,560
-------------------------------------------------------------------------------------------
C&I MACHINES AND COMPUTER EQUIPMENT - 0.1%
   John Deere Capital Corp. MTN,
   5.27%, 12/3/01                                            12,000                  12,013
-------------------------------------------------------------------------------------------
COLLATERALIZED LOAN OBLIGATIONS - 1.2%
   Syndicated Loan Funding Trust
   Senior Secured Notes,
   Series 2000-21, 6.79%, 12/14/01                           20,000                  20,000
   Series 2001-1, 5.26%, 3/15/02                             35,000                  35,000
   Series 2001-5, 5.00%, 4/12/02                             52,000                  52,000
-------------------------------------------------------------------------------------------
                                                                                    107,000
-------------------------------------------------------------------------------------------
COMMUNICATIONS - 1.0%
   AT&T Capital Corp.,
   6.25%, 5/15/01                                            15,000                  14,990
   7.00%, 8/15/01                                             7,750                   7,802
   AT&T Corp., Floating Rate CP,
   5.18%, 6/14/01                                            17,000                  16,987
   5.09%, 7/19/01                                            50,000                  50,000
-------------------------------------------------------------------------------------------
                                                                                     89,779
-------------------------------------------------------------------------------------------
DOMESTIC DEPOSITORY INSTITUTION - 1.5%
   Huntington National Bank,
   5.70%, 10/29/01                                           12,500                  12,506
   5.57%, 1/7/02                                             50,000                  49,996
   5.04%, 2/26/02                                            40,000                  39,993
   Fleet National Bank FRN,
   5.17%, 3/6/02                                             25,000                  25,021
-------------------------------------------------------------------------------------------
                                                                                    127,516
-------------------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTIONS - 0.8%
   Abbey National Treasury FRN,
   5.00%, 10/25/01                                           50,000                  49,992
   Barclays Bank
   4.87%, 3/5/02                                             17,500                  17,495
-------------------------------------------------------------------------------------------
                                                                                     67,487
-------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 24 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                  (000S)
CORPORATE NOTES/BONDS - 16.3% - CONTINUED

HOLDING AND OTHER INVESTMENT - 0.4%
   Citicorp FRN,
   5.54%, 2/14/02                                          $ 12,500                $ 12,523
   First Union Corp. FRN,
   5.37%,11/9/01                                             22,500                  22,512
-------------------------------------------------------------------------------------------
                                                                                     35,035
-------------------------------------------------------------------------------------------
NON-DEPOSITORY PERSONAL CREDIT INSTITUTIONS - 0.5%
   Associates Corp. of North America FRN,
   4.86%, 10/1/01                                            40,000                  40,000
   CIT Group, Inc. FRN,
   5.50%, 11/2/01                                             5,000                   5,001
-------------------------------------------------------------------------------------------
                                                                                     45,001
-------------------------------------------------------------------------------------------
MANUFACTURING - 1.0%
   Unilever Capital Corp.,
   5.11%, 9/7/01                                             90,000                  90,000
-------------------------------------------------------------------------------------------
SECURITIES ARBITRAGE - 2.3%
   Dorada Finance Corp.,
   7.20%, 5/8/01                                             40,000                  40,000
   6.73%, 9/25/01                                            20,000                  20,000
   6.75%, 9/27/01                                            17,500                  17,500
   Links Finance Corp. LLC,
   7.46%, 5/22/01                                            25,000                  25,000
   Sigma Finance,
   6.73%, 9/21/01                                            50,000                  50,000
   6.64%, 11/1/01                                            50,000                  50,000
-------------------------------------------------------------------------------------------
                                                                                    202,500
-------------------------------------------------------------------------------------------
SECURITY & COMODITY BROKER/DEALERS - 3.6%
   Lehman Brothers FRN,
   5.38%, 4/2/01                                            100,000                 100,000
   Goldman Sachs Group,
   5.32%, 12/5/01                                            20,000                  20,034
   5.35%, 12/7/01                                            30,000                  30,052
   5.31%, 3/4/02                                             25,000                  25,052
   Morgan Stanley Dean Witter & Co. FRN,
   5.48%, 8/31/01                                           140,000                 140,000
-------------------------------------------------------------------------------------------
                                                                                    315,138
-------------------------------------------------------------------------------------------
SINGLE SELLER CONDUITS - 1.7%
   MBNA Credit Card Master,
   5.35%, 5/3/01                                             27,500                  27,369
   5.00%, 5/4/01                                             21,705                  21,606
   4.90%, 5/24/01                                            21,000                  20,849
   Citibank Credit Card,
   5.10%, 4/26/01                                            75,000                  74,734
-------------------------------------------------------------------------------------------
                                                                                    144,558
-------------------------------------------------------------------------------------------
STRUCTURED INVESTMENT VEHICLES - 1.7%
   K2 (USA) LLC MTN,
   7.44%, 4/30/01                                            28,000                  28,000
   6.65%, 9/17/01                                            20,000                  20,000
   6.75%, 9/26/01                                            25,000                  25,000
   5.06%, 2/19/02                                            20,000                  19,995
   4.83%, 3/4/02                                             32,500                  32,500
   K2 (USA) LLC FRN,
   5.66%, 10/15/01                                           25,000                  25,001
-------------------------------------------------------------------------------------------
                                                                                    150,496
-------------------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT - 0.4%
   General Motors Acceptance Corp. FRN,
   5.05%, 4/27/01                                            37,500                  37,500
   Ford Capital MTN,
   9.50%, 7/1/01                                              1,000                   1,011
-------------------------------------------------------------------------------------------
                                                                                     38,511
-------------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES/BONDS (COST $1,434,594)                                     1,434,594

EURODOLLAR TIME DEPOSITS - 14.7%
   Abbey National PLC, London,
   Eurodollar Time Deposit,
   5.63%, 4/2/01                                            300,000                 300,000
   Artesia Bank, Brussels,
   Eurodollar Time Deposit,
   5.47%, 4/2/01                                             25,000                  25,000
   Banca Intesa, London,
   Eurodollar Time Deposit,
   5.56%, 4/2/01                                            220,000                 220,000
   Barclays Bank, Global Treasury,
   Eurodollar Time Deposit,
   5.53%, 4/2/01                                            125,000                 125,000
   5.63%, 4/2/01                                             61,000                  61,000
   CDC Ixis, Paris, France,
   Eurodollar Time Deposit,
   5.47%, 4/2/01                                             75,000                  75,000

SEE NOTES TO THE FINANCIAL STATEMENTS


                             NORTHERN FUNDS ANNUAL REPORT 25 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                 VALUE
                                                            (000S)                (000S)
EURODOLLAR TIME DEPOSITS - 14.7% - CONTINUED

EUROPEAN TIME DEPOSITS - (continued)
   Credit Industriel et Commercial, Grand Cayman,
   Eurodollar Time Deposit,
   5.56%, 4/2/01                                           $160,000              $  160,000
   Credit Lyonnais, Grand Cayman,
   Eurodollar Time Deposit,
   5.44%, 4/2/01                                             75,000                  75,000
   Monte Dei Paschi di Siena, Grand Cayman,
   Eurodollar Time Deposit,
   5.56%, 4/2/01                                            120,000                 120,000
   National Australia Bank, Grand Cayman,
   Eurodollar Time Deposit,
   5.44%, 4/2/01                                            135,470                 135,470
-------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS (COST $1,296,470)                                  1,296,470

MUNICIPAL INVESTMENTS - 4.5%

ADMINISTRATION OF ENVIRONMENT & HOUSING PROGRAMS - 2.4%
   Alaska Housing Finance Corp.,
   5.40%, 5/11/01                                            16,500                  16,402
   California HFA
   Home Mortgage Revenue Bond, Series R,
   5.20%, 4/7/01                                             57,250                  57,250
   Utah Housing Finance
   SFM Bonds, Series 2001-A,
   5.60%, 4/7/01                                              6,250                   6,250
   Virginia State Commonwealth
   Mortgage HDA Bond,
   5.20%, 4/7/01                                            128,600                 128,600
-------------------------------------------------------------------------------------------
                                                                                    208,502
-------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.8%
   ADE Investments LLC Loan
   Program VRN, Series 1998 - A,
   5.10%, 4/7/01                                              7,460                   7,460
   Bonbright Distributors
   Taxable VRDN, Series 1998,
   5.13%, 4/7/01                                              5,025                   5,025
   Courtyards of Mackinaw LLC
   Mortgage Revenue Bond, Series 1999 - H,
   5.10%, 4/7/01                                              4,250                   4,250
   Elsmere, Kentucky Mubea, Inc.,
   5.13%, 4/7/01                                             13,500                  13,500
   JCM Properties L.P.,
   Series 1998,
   6.63%, 4/7/01                                              2,665                   2,665
   Malone College Project VRN,
   5.13%, 4/7/01                                              3,825                   3,825
   Oakland-Alameda City Coliseum Authority
   Oakland Coliseum Arena, 1996 Series A,
   6.19%, 4/3/01                                             10,000                  10,000
   Oakland-Alameda City Coliseum Authority
   Oakland Coliseum Arena, 1996 Series A,
   5.50%, 4/5/01                                             12,000                  12,000
   Schreiber Industrial Park-North Co.
   Taxable VRDN,
   5.13%, 4/7/01                                              5,000                   5,000
   Smith Clinic Project
   Taxable VRDN, Series 2000,
   5.13%, 4/7/01                                              4,505                   4,505
   Vreba-Hoff Funding, Inc.,
   Notes, Series 1998 - A,
   5.10%, 4/7/01                                              4,200                   4,200
-------------------------------------------------------------------------------------------
                                                                                     72,430
-------------------------------------------------------------------------------------------

COMMUNICATIONS - 0.1%
   New Jersey Economic Development
   VRN, Series 1999 - B,
   5.19%, 4/7/01                                             12,001                  12,001
-------------------------------------------------------------------------------------------
EXECUTIVE, REGISTRATIVE & GENERAL - 0.2%
   Seattle, Washington Ltd. G.O. Bond,
   Series 1996 - C,
   5.15% , 4/7/01                                             7,695                   7,695
   Texas Municipal Power Agency, Series 1997,
   6.47% , 4/9/01                                            15,030                  15,030
-------------------------------------------------------------------------------------------
                                                                                     22,725
-------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 26 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 4.5% - CONTINUED

HEALTH SERVICES - 0.6%
   Flint, Michigan Hospital Building
   Authority Loan Program Notes,
   Series 1997 - A, Hurley Medical Center,
   (National City Bank LOC)
   5.15%, 4/7/01                                           $ 13,300              $   13,300
   Healthcare Network Properties LLC
   Loan Program VRN, Series 1999 - A,
   (National City Bank LOC)
   5.10%, 4/7/01                                             19,300                  19,300
   Integris Health, Inc. Taxable
   Baptist Medical Plaza Associate Ltd.,
   5.15%, 4/7/01                                             14,155                  14,155
   Waukesha, Wisconsin, Health
   System, Inc.,
   5.10%, 4/7/01                                              2,750                   2,750
-------------------------------------------------------------------------------------------
                                                                                     49,505
-------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
   Wilmington Pike LLC Project
   VRDN, Series 2000,
   5.13%, 4/7/01                                              3,330                   3,330
-------------------------------------------------------------------------------------------
UTILITIES - 0.3%
   Municipal Electric Authority of Georgia
   General Resident Project BAN's, Series 1997,
   6.25%, 4/3/01                                              5,000                   5,000
   5.20%, 4/5/01                                             18,700                  18,700
-------------------------------------------------------------------------------------------
                                                                                     23,700
-------------------------------------------------------------------------------------------
WATER TRANSPORTATION - 0.1%
   Massachusetts Port Authority
   Special Project Revenue, Series 2001-B,
   5.20%, 4/7/01                                              5,400                   5,400
-------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $397,593)                                         397,593

REPURCHASE AGREEMENTS - 4.5%
(COLLD. BY U.S. GOVERNMENT SECURITIES)
   Bear Stearns, Inc., dated 3/30/01,
   repurchase price $200,091,
   5.45%, 4/2/01                                           $200,000              $  200,000
   Greenwich Capital Markets, Inc. , dated 3/30/01,
   repurchase price $100,046,
   5.46%, 4/2/01                                            100,000                 100,000
   SG Cowen Securities Corp., dated 3/30/01,
   repurchase price $50,022,
   5.37%, 4/2/01                                             50,000                  50,000
   UBS-Warburg LLC., dated 3/30/01,
   repurchase price $50,023,
   5.43%, 4/2/01                                             50,000                  50,000
-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $400,000)                                         400,000


-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1% (COST $8,812,346)                                      8,812,346
   Liabilities less Other Assets - (0.1)%                                            (9,167)

-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $8,803,179

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 27 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0%

ALABAMA - 0.6%
   Ashland Industrial Development Board Revenue
   IDR VRDB (AMT), Russell Corp. Project (SunTrust
   Bank LOC), 3.55%, 4/6/01                                 $ 1,800                 $ 1,800
   McIntosh Industrial Development Board
   Environmental Improvement Facilities Revenue
   Refunding VRDB, Series 1998E (AMT), CIBA
   Specialty Chemical Corp. (CIBA Specialty
   Chemical Corp. Gtd.),
   3.90%, 4/2/01                                              3,400                   3,400
   Oxford G.O. VRDB, Trust Receipts, SGB 34
   (AMBAC Insured),
   3.55%, 4/6/01                                              4,250                   4,250
   Selma Industrial Development Board Revenue
   VRDB, Series A (AMT), Meadowcraft, Inc.
   Project (Bank of America LOC),
   3.70%, 4/6/01                                              2,000                   2,000
   Stevenson Industrial Development Board
   Revenue VRDB (AMT), Mead Corp. Project
   (Toronto-Dominion Bank LOC),
   3.80%, 4/2/01                                              1,000                   1,000
   Stevenson Industrial Development Board
   Revenue VRDB, Series B (AMT), Mead Corp.
   Project (Bank One LOC),
   3.80%, 4/2/01                                              6,800                   6,800
-------------------------------------------------------------------------------------------
                                                                                     19,250
-------------------------------------------------------------------------------------------
ALASKA - 0.4%
   Alaska International Airports Revenue VRDB,
   Series I (AMT), Merlots (AMBAC Insured),
   3.64%, 4/6/01                                              3,750                   3,750
   Anchorage Alaska G.O. TAN,
   3.75%, 12/14/01                                            4,000                   4,016
   Valdez Marine Terminal Revenue VRDB,
   Series 1994-B, ARCO Transportation Project
   (Atlantic Richfield Co. Gtd.),
   3.55%, 4/6/01                                              6,300                   6,300
-------------------------------------------------------------------------------------------
                                                                                     14,066
-------------------------------------------------------------------------------------------
ARIZONA - 0.3%
   Apache County IDA VRDN, Series 1996 (AMT),
   Imperial Components, Inc. Project (Harris
   Trust & Savings Bank LOC),
   3.70%, 4/6/01                                              1,175                   1,175
   Arizona Health Facilities Authority Revenue
   Bonds, Series A, Arizona Healthcare Pooled
   Financing (Caisse des Depots et
   Consignations GIC), 3.65% 4/6/01                           1,810                   1,810
   Maricopa County PCR Bonds, Series D,
   Arizona Public Service Co. Project (Bank
   of America LOC),
   3.70%, 4/2/01                                              4,300                   4,300
   Salt River Agricultural Project Bonds,
   Improvement & Power District,
   3.20%, 4/5/01                                              2,500                   2,500
   3.20%, 5/25/01                                             2,000                   2,000
-------------------------------------------------------------------------------------------
                                                                                     11,785
-------------------------------------------------------------------------------------------
ARKANSAS - 0.6%
   Arkansas Hospital Equipment Finance Authority
   VRDB, Series 1998, AHA Pooled Finance Project
   (Bank of America LOC),
   3.65%, 4/6/01                                              7,000                   7,000
   Arkansas State Development Finance
   Authority Home Mortgage Revenue VRDB,
   Series PT-257 (AMT), (Colld. by U.S.
   Government Securities),
   4.10%, 4/2/01                                              4,875                   4,868
   Arkansas State Development Finance Authority
   Multi-Family Housing Revenue VRDB, Series C
   (AMT), Chapel Ridge (First Tennessee Bank LOC),
   3.65%, 4/6/01                                              3,750                   3,750
   Lowell City IDR VRDB , Series 1996 (AMT),
   Little Rock Newspapers, Inc. Project (Bank of
   New York LOC),
   3.65%, 4/6/01                                              3,250                   3,250
   West Memphis City IDR VRDN (AMT),
   Proform Co. LLC Project (U.S. Bank LOC),
   3.65%, 4/6/01                                              1,950                   1,950
-------------------------------------------------------------------------------------------
                                                                                     20,818
-------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 28 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                  (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

CALIFORNIA - 1.9%
   California Department of Veteran Affairs Home
   Purchase Revenue Bond (AMT),
   JPM Putters 151,
   3.45%, 4/6/01                                           $  4,300                 $ 4,300
   California Economic Development Finance
   Authority Revenue Bond, Series 2000,
   Independent Systems Operation Corp. Project
   (MBIA Insured),
   5.00%, 4/6/01                                              3,600                   3,600
   5.25%, 4/6/01                                              9,200                   9,200
   California FHA Bond, Merrill P-Float,
   Series PT-14 1993-B,
   4.10%, 4/6/01                                              4,345                   4,345
   California Pollution Control Finance
   Authority Bonds, San Diego G&E,
   Merrill Lynch P-Float PA-538R (MBIA Insured),
   3.75%, 4/6/01                                             24,160                  24,160
   Merrill Lynch P-Float PA-633R (MBIA Insured),
   3.75%, 4/6/01                                             11,850                  11,850
   Orange County Apartment Development
   Revenue Bonds, Series B 1991 (AMT), Wood
   Canyon Villas Project, (Bank of America LOC),
   3.55%, 4/6/01                                              6,800                   6,800
-------------------------------------------------------------------------------------------
                                                                                     64,255
-------------------------------------------------------------------------------------------
COLORADO - 2.8%
   Colorado HFA Economic Development Revenue
   Bonds (AMT), Metal Sales Manufacturing Corp.
   Project (Firstar Bank LOC),
   3.78%, 4/6/01                                              3,000                   3,000
   Colorado HFA Economic Development
   Revenue Bonds, Walker Manufacturing Co.
   Project (Bank One LOC),
   3.80%, 4/6/01                                              3,200                   3,200
   Colorado HFA Multi-Family Class, Series A-1
   (MBIA Insured),
   3.45%, 4/2/01                                             13,500                  13,500
   Colorado HFA Multi-Family Insured
   Mortgage Revenue VRDB, Series A,
   3.55%, 4/6/01                                             33,320                  33,320
   Colorado HFA Single Family, Series 2001A-2
   (AMT), First Union Merlot,
   3.64%, 4/6/01                                              6,035                   6,035
   Colorado Student Obilgation Bond Authority
   Revenue VRDB, Series A (AMT) (Colld. by
   U.S. Government Securities),
   3.60%, 4/6/01                                              2,000                   2,000
   Denver Airport System VRDB, Series 2000-A
   (AMT), Merrill Lynch P-Floats PA-763,
   (AMBAC Insured),
   3.60%, 4/6/01                                              4,995                   4,995
   Denver City & County School District No.1 G.O.
   Bonds, Series PT-1135 (FGIC Insured),
   3.20%, 6/7/01                                             10,860                  10,860
   Douglas County School District No. 1 TAN,
   Douglas & Elbert Counties,
   5.00%, 6/29/01                                             5,000                   5,008
   El Paso County SFM Revenue Bonds,
   Series C (AMT), (AIG Funding Corp GIC),
   5.00%, 6/15/01                                             3,035                   3,035
   Greenwood Village G.O. Bonds, Series 2000,
   Fiddlers Business Improvement District
   (U.S. Bank LOC),
   3.55%, 4/6/01                                              3,400                   3,400
   Jefferson County School District
   No. R-001 TAN,
   5.00%, 6/27/01                                            10,000                  10,016
-------------------------------------------------------------------------------------------
                                                                                     98,369
-------------------------------------------------------------------------------------------
DELAWARE - 1.3%
   Delaware Economic Development Authority
   IDR VRDN (AMT), Delaware
   Clean Power Project,
   Series 1997-B,
   3.70%, 4/6/01                                             18,000                  18,000
   Series 1997-C, 3.72%, 4/6/01                               3,300                   3,300
   Series 1997-D, 3.70%, 4/6/01                              20,000                  20,000
   Kent County Student Housing Revenue Bonds,
   Series 2000, Delaware State University Project
   (First Union National Bank LOC),
   3.55%, 4/6/01                                              3,660                   3,660
-------------------------------------------------------------------------------------------
                                                                                     44,960
-------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 29 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                 VALUE
                                                            (000S)                 (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

DISTRICT OF COLUMBIA - 1.9%
   District of Columbia G.O. Refunding VRDB,
   Series PA-568, P-Float (FSA Insured),
   3.60%, 4/6/01                                           $  4,165                $  4,165
   District of Columbia G.O. Refunding VRDB,
   Series 1999 B-12, ROC II (FSA Insured),
   3.55%, 4/6/01                                             10,000                  10,000
   District of Columbia Metropolitan Airport
   Authority Passenger Facility Flexible Term
   Notes (Bank of America LOC),
   4.50%, 5/15/01                                            31,000                  31,000
   District of Columbia Revenue Bonds, Series B,
   National Academy of Science (AMBAC Insured),
   3.35%, 5/18/01                                             5,000                   5,000
   District of Columbia Water & Sewer Authority
   VRDB, Public Utility Authority (FSA Insured),
   3.55%, 4/6/01                                              5,320                   5,320
   District of Columbia Water & Sewer Authority
   VRDB, Series 1998, Citibank Eagle Trust 985201
   (FSA Insured),
   3.55%, 4/6/01                                              3,300                   3,300
   District of Columbia Water & Sewer Revenue
   Bonds, Citicorp Eagle Trust 8121A
   (FSA Insured),
   3.55%, 4/6/01                                              7,590                   7,590
-------------------------------------------------------------------------------------------
                                                                                     66,375
-------------------------------------------------------------------------------------------
FLORIDA - 4.2%
   Broward County Sales CP TRB, Series A,
   3.40%, 4/9/01                                              9,502                   9,502
   Escambia County PCR Revenue Refunding
   Bonds, Series 1997, Gulf Power Co. Project
   (Golf Power Co. Gtd.)
   3.95%, 4/2/01                                              4,000                   4,000
   Florida State Board of Education Capital
   Outlay Revenue VRDB, Series 1998-9,
   ABN-ARMO MuniTops, (FSA Insured),
   3.56%, 4/6/01                                              4,000                   4,000
   Florida State Board of Education Capital
   Outlay Revenue VRDN, Series 20000902,
   Capital Outlay Eagle Trust,
   3.55%, 4/6/01                                              4,550                   4,550
   Florida Department of Juvenile Justice
   COP Bonds, First Union Merlot, Series 2000-000
   (MBIA Insured),
   3.59%, 4/6/01                                              6,440                   6,440
   Florida Housing Finance Corp. Revenue Bonds
   (AMT), Homeowner Mortgage Services
   Merrill Lynch P-Floats PT-451(FSA Insured),
   3.60%, 4/6/01                                              3,750                   3,750
   Florida State Turnpike Authority Revenue Bonds,
   Series A (Colld. by U.S. Government Securities),
   7.20%, 7/1/01                                             14,000                  14,430
   Hillsborough County School District VRDN,
   TOB PCR-4 (MBIA Insured),
   3.70%, 4/6/01                                              7,145                   7,145
   Indian River County Hospital District
   Revenue Bonds, (KBC Bank LOC),
   Series 1990, 2.55%, 4/4/01                                 9,700                   9,700
   Series 1990, 3.35%, 5/11/01                               12,000                  12,000
   Series 1988, 3.20% 6/11/01                                 6,000                   6,000
   Series 1989, 3.20% 6/11/01                                 2,800                   2,800
   Miami-Dade County IDA IDR VRDN,
   Series 1998 (AMT), Fine Art Lamps Project
   (Sun Trust Bank LOC),
   3.55%, 4/6/01                                              1,900                   1,900
   Ocean Highway & Port Authority Revenue
   VRDB (AMT) (ABN-AMRO LOC),
   3.65%, 4/6/01                                              2,000                   2,000
   Orange County Health Facility Authority
   VRDB, Series 2000A, Florida Hospital
   Association Health Facility Loan Program
   (Caisse des Depots et Consignations GIC),
   3.65%, 4/6/01                                              4,900                   4,900
   Orange County Health Facility Revenue VRDB,
   Series 17, Adventist-Health Morgan Stanley
   Municipal Trust Receipts (AMBAC Insured),
   3.67%, 4/6/01                                             20,000                  20,000
   Orlando Aviation Authority Airport Facility
   CP Notes, Series B, Greater Orland Aviation
   Authority,
   3.45%, 6/22/01                                             8,100                   8,100

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 30 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

FLORIDA - (continued)
   Putman County Development Authority
   PCR Bonds, National Rural Utility Seminole
   Electric H-4 (National Rural Utilities Coop.
   Finance Co. Gtd.),
   3.25%, 9/15/01                                           $ 7,000                 $ 7,000
   Putman County Development Authority
   Revenue Bonds, Seminole Electric Coop.
   Project (National Rural Utilities Coop.
   Finance Co. Gtd),
   4.13%, 6/15/01                                            10,000                  10,009
   Sunrise Utility System Revenue and
   Refunding VRDB, Series 1998A TOB PCR 19,
   (AMBAC Insured),
   3.70%, 4/6/01                                              7,955                   7,955
-------------------------------------------------------------------------------------------
                                                                                    146,181
-------------------------------------------------------------------------------------------
GEORGIA - 4.2%
   Atlanta Airport Authority Revenue Bonds,
   Series B (AMT), (FGIC Insured),
   3.64%, 4/6/01                                              5,800                   5,800
   Atlanta Housing Authority Multi-Family
   VDRN, Series 1999 (AMT), Village of East
   Lake Phase II (Bank of America LOC),
   3.65%, 4/6/01                                             11,800                  11,800
   Atlanta MUNITOPS Certificates Trust
   Revenue Bonds, Series 2000-4 (FGIC Insured),
   3.58%, 4/6/01                                             15,600                  15,600
   Atlanta Urban Resident Finance Authority
   Revenue Bonds, Series 2000 (AMT), Carver
   Redevelopment Project (Sun Trust Bank LOC),
   3.55%, 4/6/01                                              3,000                   3,000
   Bartow County Development Authority
   PCR Bonds, Series 2 (AMT), Georgia Power
   Co. Bowen Project (Georgia Power Co. Gtd.),
   3.90%, 4/2/01                                              2,700                   2,700
   Burke County Development Authority PCR
   VRDB, Series 1, Georgia Power Co. Plant
   Vogtle Project,
   4.53%, 3/1/02                                             15,100                  15,252
   Burke County Development Authority PCR
   VRDB, Georgia Power Co. Plant Vogtle
   Project (Georgia Power Co. Gtd.),
   3.95%, 4/2/01                                              1,500                   1,500
   Clayton County Development Authority IDR
   VRDB, Series 1996 (AMT), Blue Circle
   Aggregates, Inc. Project (Denmark Danske
   Bank LOC),
   3.65%, 4/6/01                                              5,300                   5,300
   Clayton County Hospital Authority RAN, Series
   1998 B, Southern Regional Medical
   Center (SunTrust Bank LOC),
   3.50%, 4/6/01                                              2,050                   2,050
   DeKalb County Hospital Authority Revenue
   VRDN, Series B, Atlantic Certificates DeKalb
   Medical Center (SunTrust Bank LOC),
   3.50%, 4/6/01                                              3,975                   3,975
   DeKalb County Housing Authority Revenue
   VRDB, Series 1995 (AMT), Cedar Creek
   Apartment Project (General Electric Capital
   Corp. LOC),
   3.70%, 4/6/01                                              5,200                   5,200
   Fulton County School District, Citicorp Eagle
   Trust 981001,
   3.55%, 4/6/01                                              6,000                   6,000
   Georgia HFA SFM Bonds, Series 1999 B-4 PT
   299 (AMT),
   4.45%, 4/6/01                                              9,570                   9,570
   Gwinnet County IDR VRDN, Series 1998 (AMT),
   Network Publications, Inc. (Bank of America
   LOC),
   3.65%, 4/6/01                                              1,400                   1,400
   Henry County Development Authority
   Revenue Bonds, Series 1997 (AMT), Atlas
   Roofing Corp. Project (Fleet National LOC),
   3.55%, 4/6/01                                              4,150                   4,150
   Monroe County Development Authority PCR
   Bonds, Georgia Power Co. Scherer Plant
   Project,
   3.85%, 4/2/01                                              3,650                   3,650

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 31 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                             AMOUNT                  VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

GEORGIA - (continued)
   Savannah Economic Development Authority
   Revenue VRDN, Series 1997 (AMT), Georgia
   Kaolin Terminals (Bank of America LOC),
   3.65%, 4/6/01                                           $  5,000                 $ 5,000
   Georgia State G.O. VRDB, Eagle Trust
   Series 97C1001, 3.55%, 4/6/01                             12,000                  12,000
   Series 97C1002, 3.55%, 4/6/01                             15,100                  15,100
   Georgia State G.O. VRDB, Eagle Trust
   Series 1999 D,
   3.55%, 4/6/01                                             17,280                  17,280
-------------------------------------------------------------------------------------------
                                                                                    146,327
-------------------------------------------------------------------------------------------
HAWAII - 0.3%
   Hawaii State Airport System Revenue Bonds,
   Series 2000-B (AMT), Merrill Lynch P-Floats
   PA-765 (FGIC Insured),
   3.60%, 4/6/01                                              2,495                   2,495
   Hawaii State G.O. Bonds, Citicorp Eagle Trust
   20001101, (FGIC Insured),
   3.55%, 4/6/01                                              6,000                   6,000
   Hawaii State G.O. Refunding Bonds, Series CB,
   5.25%, 1/1/02                                              3,275                   3,313
-------------------------------------------------------------------------------------------
                                                                                     11,808
-------------------------------------------------------------------------------------------
IDAHO - 1.0%

   Education Funding Association Idaho Student
   Loan Revenue Bonds, Series 1997-A (AMT)
   (First Security Bank LOC),
   3.65%, 4/6/01                                             18,700                  18,700
   Idaho HFA Class I SFM Bonds,
   Series 2000-F (AMT), 3.55%, 4/6/01                         3,000                   3,000
   Series 2000 G-2 (AMT), 3.55%, 4/6/01                      12,250                  12,250
-------------------------------------------------------------------------------------------
                                                                                     33,950
-------------------------------------------------------------------------------------------
ILLINOIS - 9.9%
   Arlington Heights IDR VRDN, Series 1997
   (AMT), 3E Graphics & Printing Project
   (Harris Trust & Savings Bank LOC),
   3.70%, 4/6/01                                              2,890                   2,890
   Chicago Board of Education G.O. Unlimited
   VRDB, Series A (PA 616), School Reform Board
   (FGIC Insured),
   3.70%, 4/6/01                                              7,405                   7,405
   Chicago City G.O. Equipment Notes (Harris
   Trust & Savings Bank LOC),
   4.38%, 10/4/01                                             9,000                   9,000
   Chicago City Sales TRB VRDN, Series 1998
   (PCR-8 PTOB) (FGIC Insured),
   3.70%, 4/6/01                                              3,885                   3,885
   Chicago G.O. Project & Refunding Bonds,
   Series 1998-M, Bank of America Partnership
   (FGIC Insured),
   3.25%, 7/26/01                                            10,000                  10,000
   Chicago G.O. Refunding VRDB, Series 1998,
   Citicorp Eagle Trust 981302 (FSA Insured),
   3.55%, 4/6/01                                              4,500                   4,500
   Chicago IDR Bonds, Series 1996-B (AMT),
   Guernsey Bel, Inc. Project (LaSalle Bank LOC),
   3.84%, 4/6/01                                              2,655                   2,655
   Chicago Midway Airport Revenue VRDB,
   Series 1995 (AMT), American Trans Air, Inc.
   Project (Bank One LOC),
   3.70%, 4/6/01                                              5,500                   5,500
   Chicago Multi-Family Housing Revenue VRDB,
   Series 1999-A (AMT), Renaissance Center LP
   Project (Harris Trust and Savings Bank LOC),
   3.70%, 4/6/01                                              5,250                   5,250
   Chicago O'Hare International Airport,
   American Airlines, Inc. Project, Series A
   (AMT) (Citibank LOC)
   3.80%, 4/2/01                                                800                     800
   Chicago O'Hare International Airport Second
   Lien Revenue Bonds, Series 1988-A (AMT)
   (Bayerische Landesbank LOC)
   3.55%, 4/6/01                                              2,200                   2,200
   Chicago School Reform Board G.O. VRDB,
   Series 1996, Bank of America Variable Rate
   Certificates (MBIA Insured),
   3.60%, 4/6/01                                              7,300                   7,300
   Chicago SFM Revenue VRDB, Series C (AMT),
   First Union Merlot (Colld. by FNMA
   Securities),
   3.64%, 4/6/01                                              3,995                   3,995

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 32 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

ILLINOIS - (continued)
   Chicago SFM Revenue VRDB, P-Floats PT-233 (AMT)
   (Colld. by GNMA Securities),
   4.45%, 4/6/01                                            $ 5,565                 $ 5,565
   Chicago Specific Facilities Revenue Refunding
   Bonds, Series 2001 (AMT), American Airlines
   Project (Norddeutsche Landesbank LOC),
   3.80%, 4/2/01                                              1,000                   1,000
   Crestwood IDR VRDB (AMT), GMC Warehouse
   LLC Project (LaSalle National Bank LOC),
   3.62%, 4/6/01                                              3,350                   3,350
   Des Plaines City VRDB, Series 1996 (AMT),
   Finzer Roller, Inc. Project (Harris Trust and
   Savings Bank LOC),
   3.70%, 4/6/01                                              1,465                   1,465
   DuPage Water Commission Revenue VRDB,
   3.55%, 4/6/01                                             11,700                  11,700
   Elgin City IDR VRDB, Series 1999 (AMT),
   Questek Manufacturing Corp. (American
   National Bank & Trust LOC),
   3.80%, 4/6/01                                              3,500                   3,500
   Frankfort IDR VRDB, Series 1996 (AMT), Bimba
   Manufacturing Co. Project (Harris Trust and
   Savings Bank LOC),
   3.70%, 4/6/01                                              3,250                   3,250
   Fulton Industrial Development VRDB, Series
   1998 (AMT), Drives, Inc. Project (Harris Trust
   and Savings Bank LOC), 3.70%, 4/6/01                       3,625                   3,625
   Illinois Development Finance Authority
   Variable Rate IDR Bonds (AMT), Olson
   International Limited Project (American
   National Bank & Trust LOC),
   3.80%, 4/6/01                                              3,080                   3,080
   Illinois Development Finance Authority Revenue
   Bonds, Series A, AMR Pooled Financing
   Program (Bank of America GIC),
   3.65%, 4/6/01                                              6,065                   6,065
   Illinois Development Finance Authority, Series
   2000-2001A, Jewish Charities (Harris Trust and
   Savings Bank LOC),
   3.55%, 4/6/01                                              2,600                   2,600
   Illinois Development Finance Authority IDR
   VRDN, Series 1990 (AMT), Solar Press, Inc.
   Project (LaSalle National Bank LOC),
   3.65%, 4/6/01                                              2,700                   2,700
   Illinois Development Finance Authority IDR
   VRDB, Series 1997-A (AMT), Randall Metals
   Corp. Project (LaSalle National Bank LOC),
   3.90%, 4/6/01                                              2,265                   2,265
   Illinois Development Finance Authority
   Industrial Revenue VRDB, Series A (AMT),
   General Converting Project (LaSalle National
   Bank LOC),
   3.62%, 4/6/01                                              4,980                   4,980
   Illinois Development Finance Authority
   Industrial Revenue VRDB, Series 1996 (AMT),
   Touhy Limited Partnership Project (LaSalle
   National Bank LOC),
   3.62%, 4/6/01                                              4,200                   4,200
   Illinois Development Finance Authority
   Industrial Revenue VRDB (AMT), Astron
   Midwestern, Inc. Project (American National
   Bank & Trust LOC),
   3.70%, 4/6/01                                              3,900                   3,900
   Illinois Development Finance Authority Revenue
   VRDB (AMT), Olive Can Co. Project (LaSalle
   Bank LOC),
   3.62%, 4/6/01                                              3,740                   3,740
   Illinois Development Finance Authority Revenue
   Bonds, Series C-1, AMR Pooled Finance
   Program (Bank of America LOC),
   3.55%, 4/6/01                                              2,500                   2,500
   Illinois Development Finance Authority Revenue
   VRDB, Series 1989 (AMT), DE Akin Seed Co.
   (Bank One LOC),
   3.65%, 4/6/01                                              1,050                   1,050
   Illinois Development Finance Authority Revenue
   VRDN, Enterprise Office Campus (Colld. by U.S.
   Government Securities),
   3.60%, 6/1/01                                              5,950                   5,950

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 33 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

ILLINOIS - (continued)
   Illinois Development Finance Authority Revenue
   VRDN, Series 1998 (AMT), Flying Food Fare, Inc.
   (Bank of America LOC),
   3.70%, 4/6/01                                           $  5,500                 $ 5,500
   Illinois Development Finance Authority Revenue
   VRDN, Series 1999 (AMT), Elite Manufacturing
   Technology, Inc. Project (Harris Trust and Savings
   Bank LOC),
   3.70%, 4/6/01                                              4,545                   4,545
   Illinois Development Finance Authority Revenue
   VRDN, Series 1999-A (AMT), Nuevo Hombres
   LLC Project (American National Bank and Trust
   LOC),
   3.80%, 4/6/01                                              5,475                   5,475
   Illinois Development Finance Authority IDR
   VRDN (AMT), Bimba Manufacturing Co. Project
   (Harris Trust and Savings LOC),
   3.70%, 4/6/01                                              2,270                   2,270
   Illinois Development Finance Authority Revenue
   Bonds, Series 2000, WTTW Communication Inc.
   (LaSalle Bank LOC),
   3.50%, 4/6/01                                                850                     850
   Illinois Development Finance Authority VRDB,
   Series A, Local Government Finance Program
   (AMBAC Insured),
   3.65%, 4/6/01                                              6,500                   6,500
   Illinois Development Finance Authority VRDN,
   Series 1997 (AMT), Ciccone Food Products, Inc.
   (Harris Trust and Savings Bank LOC),
   3.70%, 4/6/01                                              4,100                   4,100
   Illinois Development Finance Authority VRDB,
   Series 2000-A, St. Vincent De Paul Project,
   3.45%, 4/6/01                                             12,800                  12,800
   Illinois Educational Facilities Authority VRDN,
   Cultural Pooled Financing Project (American
   National Bank and Trust LOC),
   3.60%, 4/6/01                                              7,685                   7,685
   Illinois Educational Facilities Authority VRDN,
   Series 1996, The Art Institute of Chicago,
   3.55%, 4/6/01                                             15,000                  15,000
   Illinois Health Facilities Authority Revenue
   Bonds, Evanston Hospital Corp., Series 1985-B,
   4.45%, 10/31/01                                           10,000                  10,000
   Illinois Health Facilities Authority, Series 1990,
   Gottlieb Health Resources, Inc. (Harris Trust
   and Savings Bank LOC),
   3.50%, 4/6/01                                              3,355                   3,355
   Illinois Health Facilities Authority Adjustable
   Rate Revenue Bonds, Series 1996, Park Plaza
   Retirement Center (LaSalle Bank LOC),
   3.50%, 4/6/01                                              1,750                   1,750
   Illinois Health Facilities Authority Revenue
   Bonds, Series 166, FHA Insured Mortgage
   Sinai Health System (AMBAC Insured),
   3.55%, 4/6/01                                              4,220                   4,220
   Illinois Health Facilities Authority Revenue
   Bonds, Evanston Hospital Corp. (Evanston
   Northwestern Corp. Gtd.),
   4.75%, 5/15/01                                            10,000                  10,000
   Illinois Health Facilities Authority Revenue
   Bonds, Series 1985-B, Evanston Hospital Corp.,
   4.45%, 8/15/01                                            10,000                  10,000
   Illinois Health Facilities Authority VRDN, Series
   1997, Glenkirk Project (Harris Trust and Savings
   Bank LOC),
   3.60%, 4/6/01                                              4,225                   4,225
   Illinois Health Facilities Authority VRDN, Series
   1998, The Cradle Society Project (American
   National Bank & Trust LOC),
   3.55%, 4/6/01                                              5,100                   5,100
   Illinois State Sales Tax Revenue VRDB,
   Smith Barney Eagle Trust,
   3.55%, 4/6/01                                              5,045                   5,045
   Illinois Sports Facilities Authority Revenue
   Bonds, Series A (AMT),
   4.00%, 6/15/01                                             3,500                   3,504
   Metro Pier & Exposition Authority TRB, Series
   2000-VVV, First Union Merlot (FGIC Insured),
   4.40%, 9/1/01                                              6,000                   6,000

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 34 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

ILLINOIS - (continued)
   Regional Transportation Authority Revenue
   Bonds, Series 20001303 (MBIA Insured),
   3.55%, 4/6/01                                            $ 7,310                 $ 7,310
   Rockford IDR VRDB, Series 1998 (AMT),
   Ring Can Corp. Project (SunTrust Bank, LOC),
   3.50%, 4/6/01                                              2,200                   2,200
   Romeoville IDR VRDB, Series 1997 (AMT),
   Metropolitan Industries, Inc. Project (Harris
   Trust and Savings Bank LOC),
   3.70%, 4/6/01                                              2,125                   2,125
   Savanna IDR VRDB, Series 1994 (AMT),
   Metform Corp. Project (Bank One LOC),
   3.65%, 4/6/01                                              6,500                   6,500
   St. Clair County IDR VRDN (AMT), Stellar
   Manufacturing Project (Bank of America LOC),
   3.70%, 4/6/01                                              5,450                   5,450
   State of Illinois G.O. Revenue Bonds (MBIA
   Insured),
   4.50%, 6/14/01                                            10,465                  10,465
   State of Illinois G.O. Revenue Bonds,
   Series 1998,
   5.00%, 4/1/01                                              2,550                   2,550
   University of Illinois Auxiliary Facility System
   Revenue Bonds, Eagle Trust Series 20001301
   (MBIA Insured),
   3.55%, 4/6/01                                              3,000                   3,000
   University of Illinois Revenue VRDB, Auxiliary
   Facility System, Merlot Series 2000-S
   (MBIA Insured),
   3.59%, 4/6/01                                              3,500                   3,500
   Village of Ladd IDR VRDB, Series 1996 (AMT),
   O'Neal Metals, Inc. Project (Bank of America
   LOC),
   3.70%, 4/6/01                                              7,500                   7,500
   Village of Niles IDR VRDB, Series 1996 (AMT),
   Lewis Spring & Manufacturing Co. Project
   (Harris Trust and Savings Bank LOC),
   3.70%, 4/6/01                                              2,470                   2,470
   Village of Wheeling IDR Bonds, Series 2000
   (AMT), V-S Industries, (Harris Trust and
   Savings Bank LOC),
   3.60%, 4/6/01                                              4,545                   4,545
   Will County Solid Waste Bonds, Series 1997
   (AMT), BASF Corp. (BASF Corp. Gtd.),
   3.90%, 4/2/01                                              9,000                   9,000
   Will-Kankakee Regulatory Development
   Authority VRDN (AMT), T.H. Davidson & Co.,
   Project (LaSalle National Bank LOC),
   3.62%, 4/6/01                                              4,410                   4,410
   West Chicago City IDR VRDB, Series 1999
   (AMT), Royal Gold Ribbon Foods Project
   (Bank One LOC),
   3.80%, 4/6/01                                              2,100                   2,100
-------------------------------------------------------------------------------------------
                                                                                    342,914
-------------------------------------------------------------------------------------------
INDIANA - 3.6%
   Anderson City Economic Development Revenue
   VRDB, Series 1996 (AMT), Gateway Village
   Project (FHLB LOC),
   3.58%, 4/6/01                                              2,790                   2,790
   Avilla Economic Development Revenue VRDB,
   Series 1996 (AMT), Pent Assemblies, Inc.
   Project (Bank One LOC),
   3.80%, 4/6/01                                              5,000                   5,000
   Hammond City Economic Development Revenue
   VRDB, Series 1996-A (AMT), Annex at Douglas
   Point Project (FHLB LOC),
   3.58%, 4/6/01                                              2,840                   2,840
   Dekko Foundation Education Facility COP VRDB,
   Series 1 (Bank One LOC),
   3.70%, 4/6/01                                              5,275                   5,275
   Indiana Bond Bank Advance Funding
   Program Notes, Series A-1,
   Series A-1, 4.00%, 7/26/01                                10,000                  10,022
   Series A-2, 4.00%, 1/22/02                                30,000                  30,159
   Indiana Development Finance Authority IDR
   VRDB (AMT), Red Gold, Inc. Project (Harris Trust
   and Savings Bank LOC),
   Series 1994-A, 3.70%, 4/6/01                               4,600                   4,600
   Series 1994-B, 3.70%, 4/6/01                               2,900                   2,900

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 35 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT
                                                            (000S)                   VALUE
                                                                                     (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

INDIANA - (continued)
   Indiana Health Facility Financing Authority
   Revenue Bonds, Series 1999 B, Ascension Health,
   3.65%, 4/6/01                                           $ 15,500                $ 15,500
   Indiana State Housing Finance Authority SFM
   Revenue Bonds, First Union Merlots (FNMA Gtd.),
   Series 2000B6 (AMT), 3.64%, 4/6/01                        10,000                  10,000
   Series 2001A2 (AMT), 3.64%, 4/6/01                         2,400                   2,400
   Indiana Transportation Authority Highway
   Revenue Bonds, Citicorp Eagle Trust Series 981402,
   3.55%, 4/6/01                                             10,900                  10,900
   Indianapolis Resource Recovery Revenue
   Bonds (AMT), Ogden Martin Systems Project
   (Westdeutsche Landesbank LOC),
   3.80%, 4/2/01                                              5,600                   5,600
   Indianapolis Thermal Energy System BAN,
   Series 2000-A (LaSalle Bank LOC),
   5.00%, 5/1/01                                              7,000                   7,004
   Madison Economic Development Authority
   Revenue VRDB (AMT), Arvin Sango, Inc. Project
   (Bank One LOC),
   3.65%, 4/6/01                                              9,300                   9,300
-------------------------------------------------------------------------------------------
                                                                                    124,290
-------------------------------------------------------------------------------------------
IOWA - 1.4%
   Iowa Finance Authority SFM Revenue Bonds
   Merrill P-Float PT-99 Series1999-A,
   4.05%, 4/2/01                                              2,460                   2,460
   Iowa Finance Authority Waste Disposal
   Revenue Bonds VRDB, Cedar River Paper Co.
   Project (Union Bank of Switzerland LOC),
   Series 1993-A (AMT), 3.85%, 4/2/01                         1,100                   1,100
   Series 1994-A (AMT), 3.85%, 4/2/01                        11,300                  11,300
   Series 1995-A (AMT), 3.85%, 4/2/01                        16,050                  16,050
   Series 1996-A (AMT), 3.85%, 4/2/01                         5,000                   5,000
   Series 1997-A (AMT), 3.85%, 4/2/01                         3,200                   3,200
   Series 1998-A (AMT), 3.85%, 4/2/01                         9,700                   9,700
-------------------------------------------------------------------------------------------
                                                                                     48,810
-------------------------------------------------------------------------------------------
KANSAS - 0.8%
   Kansas City Mortgage Revenue VRDB,
   Series 1988-B (AMT)
   (Colld. by GNMA Securities),
   3.60%, 4/6/01                                              4,780                   4,780
   Lawrence Temporary Notes, Series I,
   4.75%, 6/1/01                                              4,000                   4,002
   Olathe City IDR VRDB, Series 1997 A (AMT),
   Diamant Boart, Inc. Project (Deutsche Bank LOC),
   3.70%, 4/6/01                                              1,000                   1,000
   Olathe Temporary Notes, Series 2000 B,
   5.00%, 6/1/01                                              6,000                   6,005
   Overland Park G.O. Municipal Temporary Notes,
   Series 2000,
   5.00%, 4/27/01                                             4,780                   4,782
   State Department of Transportation Highway
   Revenue VRDB, Eagle Series 20001601,
   3.55%, 4/6/01                                              5,975                   5,975
-------------------------------------------------------------------------------------------
                                                                                     26,544
-------------------------------------------------------------------------------------------
KENTUCKY - 1.7%
   Clark County Industrial Building Revenue VRDB,
   Series 1996 (AMT), Bluegrass Art Cast Project
   (Bank One LOC),
   3.80%, 4/6/01                                              2,560                   2,560
   Clark County PCR, Series J-2, East Kentucky
   Power (National Rural Utility Cooperative
   Finance Co. Gtd.),
   4.30%, 4/16/01                                             8,000                   8,000
   Kenton County Airport Board Revenue Bond,
   Series 2000-A (AMT), Delta Air Lines, Inc.
   Project (Commerzbank A.G. LOC),
   3.60%, 4/6/01                                              5,000                   5,000
   Kentucky Housing Corp. Revenue Bond,
   Series 2000 B9 (AMT), First Union Merlot,
   3.64%, 4/6/01                                             10,000                  10,000
   Kentucky Rural Water Finance Corporation
   G.O. Notes 2000, Public Construction Project,
   5.00%, 2/1/02                                              7,500                   7,606
   Kentucky State Turnpike Authority Economic
   Development Authority VRDN, Morgan Stanley
   Floating Rate Trust Certificate 2000, Series 293
   (AMBAC Insured),
   3.55%, 4/6/01                                              4,070                   4,070

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 36 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                  (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

KENTUCKY - (continued)
   Louisville & Jefferson County Regional Airport
   Authority Revenue BAN, Series 1997A (AMT),
   Airport Systems (National City Bank Of
   Kentucky LOC),
   3.65%, 4/6/01                                           $ 21,500                $ 21,500
-------------------------------------------------------------------------------------------
                                                                                     58,736
-------------------------------------------------------------------------------------------
LOUISIANA - 1.5%
   Ascension Parish Revenue VRDB, BASF Corp.
   Project (BASF Corp. Gtd.) Series 1997 (AMT),
   3.90%, 4/2/01                                              1,900                   1,900
   Series 1998 (AMT), 3.90%, 4/2/01                          14,000                  14,000
   Jefferson Parish Economic Development
   Corporation VRDB, Series 2000 (AMT),
   Walle Corp Project (Bank One LOC),
   3.80%, 4/6/01                                              8,500                   8,500
   Jefferson Parish Home Mortgage Authority
   P-Floats VRDN, Series PT-264 (Colld. by GNMA
   Securities),
   4.45%, 4/6/01                                              5,490                   5,490
   Lake Charles Harbor & Terminal District
   Revenue Bond, Lehman Floating Rate Trust,
   3.60%, 4/6/01                                             10,075                  10,075
   Louisiana State G.O. VRDB, Series 1994 A,
   Citicorp Eagle Trust, (AMBAC Insured),
   3.55%, 4/6/01                                              6,900                   6,900
   South Louisiana Port Commission Port
   Facilities Revenue VRDB, Series 1997 (AMT),
   Holnam, Inc. Project (Wachovia Bank LOC),
   3.55%, 4/6/01                                              4,000                   4,000
-------------------------------------------------------------------------------------------
                                                                                     50,865
-------------------------------------------------------------------------------------------
MAINE - 0.5%
   Maine Public Utility Finance Bank Revenue
   VRDN (AMT), Series 1996, Maine Public
   Service Co. Project (Bank of New York LOC),
   3.65%, 4/6/01                                              5,000                   5,000
   Maine State Housing Authority Mortgage
   Purchase VRDB, Series 1998F-2 (AMT),
   3.65%, 4/6/01                                              9,995                   9,995
   Maine State Turnpike Authority Revenue, Eagle
   Trust Series 20001901 (FGIC Insured),
   3.55%, 4/6/01                                              3,000                   3,000
-------------------------------------------------------------------------------------------
                                                                                     17,995
-------------------------------------------------------------------------------------------
MARYLAND - 2.5%
   Howard County Multi-Family Housing Revenue
   VRDB, Series PT-313 P-Floats (Colld. by FNMA
   Securities),
   3.55%, 4/6/01                                              4,860                   4,860
   Howard County Multi-Family Housing,
   Sherwood Crossing Limited (Colld. by U.S.
   Government Securities),
   4.85%, 6/1/01                                              4,000                   4,000
   Maryland Community Development
   Administration Residential Revenue Bond,
   Series 2001 D (AMT),
   3.25%, 3/28/02                                            22,000                  22,000
   Maryland State Community Development
   Administration Housing & Community
   Development P-Floats VRDN, Series PT-284,
   4.47%, 4/6/01                                              3,995                   3,995
   Maryland State Community Development
   Administration Housing & Community
   Development Revenue Bonds, Series B (AMT),
   Residential Housing,
   3.64%, 4/6/01                                             22,440                  22,440
   Maryland State Economic Development Corp.
   (AMT), Unisite Design, Inc. (Mellon Bank LOC),
   3.65%, 4/6/01                                              2,565                   2,565
   Northeast Maryland Waste Disposal Authority
   Revenue Bonds, Reserve Eagle Trust Series 96
   C 2001 (MBIA Insured),
   3.55%, 4/6/01                                             11,185                  11,185
   State of Maryland G.O. Unlimited,
   4.50%, 6/14/01                                            13,850                  13,850
-------------------------------------------------------------------------------------------
                                                                                     84,895
-------------------------------------------------------------------------------------------
MASSACHUSETTS - 0.4%
   Massachusetts State Turnpike Authority
   Revenue Bonds, Series 2001-4, Clipper Trust
   Certificate (MBIA Insured),
   3.50%, 12/14/01                                            9,995                   9,995

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 37 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

MASSACHUSETTS - (continued)
   Massachusetts State Development Finance
   Agency VRDN, Waste Management, Inc.
   Project (SunTrust Bank LOC),
   3.55%, 4/6/01                                           $  5,500                 $ 5,500
-------------------------------------------------------------------------------------------
                                                                                     15,495
-------------------------------------------------------------------------------------------
MICHIGAN - 4.1%
   City of Flint Economic Development Corp.
   Revenue Bonds, Series 2000, UPF, Inc. Project
   (Comerica Bank LOC),
   3.65%, 4/6/01                                              7,500                   7,500
   Dearborn Economic Development Corp.
   Revenue Bond, Series 1998, Henry Ford Village
   Project (Comerica Bank LOC),
   3.55%, 4/6/01                                              6,800                   6,800
   Detroit Sewage Disposal System VRDN, First
   Union, Merlot Series 2000-A (FGIC Insured),
   3.59%, 4/6/01                                              3,600                   3,600
   Jackson County Economic Development Corp.
   VRDN (AMT), Kellog Crankshaft Co. Project 2000
   (Comerica Bank LOC),
   3.65%, 4/6/01                                              6,000                   6,000
   Jackson County Economic Development Corp.
   VRDN, Production Saw & Machine Co., Series
   1999 (AMT) (Comerica Bank LOC),
   3.65%, 4/6/01                                              6,000                   6,000
   Michigan Hospital Finance Authority Revenue
   Bonds, Series 2000, Mt. Clemens General
   Hospital (Comerica Bank LOC),
   3.55%, 4/6/01                                              6,100                   6,100
   Michigan State Housing Development Authority
   Revenue VRDB, Series 1999 (AMT),
   Baldwin Villas (Comerica Bank LOC),
   3.65%, 4/6/01                                              5,000                   5,000
   Michigan State Strategic Fund PCR Bonds,
   Dow Chemical Project (Dow Chemical Gtd.),
   2.65%, 5/17/01                                             3,000                   3,000
   Michigan State Strategic Fund VRDN, Series
   2001 (AMT), Plymouth Packaging Project
   (Comerica Bank LOC),
   3.65%, 4/6/01                                              5,000                   5,000
   Michigan State Strategic Fund VRDN,
   Series 2001 (AMT), Electrochemical Finishing
   Project (Bank One, Michigan LOC),
   3.80%, 4/6/01                                              4,800                   4,800
   Michigan State Strategic Fund VRDN, Series
   2001 (AMT), Behr Systems Project (Bank One,
   Michigan LOC),
   3.80%, 4/6/01                                              3,600                   3,600
   Michigan State Strategic Fund VRDN, Series
   2001 (AMT), Roesler Metal Finishing Project
   (Comerica Bank LOC),
   3.65%, 4/6/01                                              5,500                   5,500
   Michigan State Strategic Fund VRDN, Series
   2001 (AMT), Advanced Tooling System Project
   (Bank One LOC),
   3.80%, 4/6/01                                              6,450                   6,450
   Michigan State Strategic Fund VRDN (AMT),
   Serta Restokraft Mattress Co. Project
   (Comerica Bank LOC),
   3.65%, 4/6/01                                              5,000                   5,000
   Michigan State Strategic Fund VRDN, Series
   1999 (AMT), Great Lakes Metal Stamping
   (Bank One LOC),
   3.80%, 4/6/01                                              2,200                   2,200
   Michigan State Strategic Fund VRDN, Series
   1999 (AMT), Midway Die & Engineering
   (Bank One LOC),
   3.80%, 4/6/01                                              2,000                   2,000
   Michigan State Strategic Fund Limited G.O.
   VRDN, Series 1992 (AMT), Dow Chemical
   Company Project,
   4.05%, 4/2/01                                              1,000                   1,000
   Michigan State Strategic Fund Limited
   Obligation VDRN (AMT), Dirksen Screw Co.
   Project (Bank One LOC),
   3.65%, 4/6/01                                              3,000                   3,000
   Michigan State Strategic Fund Limited
   Obligation VRDB (AMT), Kruger Commodities,
   Inc. Project (Harris Trust and Savings Bank LOC),
   3.70%, 4/6/01                                              1,820                   1,820

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 38 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

MICHIGAN - (continued)
   Michigan State Strategic Fund Limited
   Obligation Revenue Bonds (AMT), Grand Haven
   Plastics Project (Bank One LOC),
   3.80%, 4/6/01                                           $  5,000                 $ 5,000
   Michigan State Strategic Fund Limited
   Obligation (AMT), Corlett-Turner Co. Project
   (Comerica Bank LOC),
   3.65%, 4/6/01                                              3,000                   3,000
   Michigan State Strategic Fund Limited
   Obligation Revenue (AMT), Gilreath
   Manufacturing Detroit Project (Bank One LOC),
   3.80%, 4/6/01                                              3,000                   3,000
   Michigan State Strategic Fund Limited
   Obligation Revenue Bonds (AMT), Alphi
   Manufacturing, Inc. Project (Bank One,
   Michigan LOC),
   3.80%, 4/6/01                                              4,000                   4,000
   Michigan State Strategic Fund Limited
   Obligation, Series 1998 (AMT), GT USA LLC
   Project (Comerica Bank LOC),
   3.65%, 4/6/01                                              4,700                   4,700
   Michigan State Strategic Fund Variable Limited
   Obligation Revenue (AMT), NYX Technologies
   LLC Project (Comerica Bank LOC),
   3.65%, 4/6/01                                              7,500                   7,500
   Midland County Economic Development Corp.
   VRDN, Series 1993-A (AMT), Dow Chemical
   Corp. Project (Dow Chemical Gtd.),
   3.90%, 4/2/01                                             23,700                  23,700
   Oakland City Economic Development Corp.
   VRDN, Series 1998 (AMT), Richard Tool & Die
   Corp. Project (Comerica Bank LOC),
   3.65%, 4/6/01                                              5,970                   5,970
-------------------------------------------------------------------------------------------
                                                                                    141,240
-------------------------------------------------------------------------------------------
MINNESOTA - 1.3%
   Cloquet Industrial Facility Revenue Bond,
   Series 1996-C (AMT),
   Potlatch Corp. Project
   (Wachovia Bank LOC),
   3.65%, 4/6/01                                              1,300                   1,300
   Minnesota State Housing Finance Agency
   SFM Revenue Bond,
   Series E (AMT), 4.35%, 5/1/01                              3,200                   3,200
   Series 2000 N (AMT) (AMBAC GIC),
   4.45%, 11/29/01                                            7,800                   7,800
   Rochester Health Care Facility Revenue Bonds,
   Series B, Mayo Foundation,
   3.20%, 5/23/01                                             9,800                   9,800
   3.05%, 5/23/01                                            14,000                  14,000
   3.50%, 6/7/01                                              5,000                   5,000
   Stearns County Housing & Redevelopment
   Authority VRDN, (AMT), Cold Spring Granite Co.
   Project (U.S. Bank LOC),
   3.65%, 4/6/01                                              3,060                   3,060
-------------------------------------------------------------------------------------------
                                                                                     44,160
-------------------------------------------------------------------------------------------
MISSISSIPPI - 1.4%
   Mississippi Gulf Coast Revenue Refunding
   VRDB, Waste Water Treatment, Merlot Series
   99C698 (MBIA Insured),
   4.65%, 7/1/01                                             16,070                  16,070
   Mississippi Home Corp. VRDN, Series
   A-CL-6 PT-173 (AMT) (Colld. by GNMA Securities),
   3.60%, 4/6/01                                              8,965                   8,965
   Mississippi Home Corp. Single Family Revenue
   VRDB, Series 2001A8 (AMT) (Colld. by GNMA
   Securities),
   3.64%, 4/6/01                                              6,760                   6,760
   Mississippi Home Corp. Single Family Revenue
   VRDB, Series G-CL-5 PT-146 (AMT) (Colld. by
   GNMA Securities),
   3.60%, 4/6/01                                              3,250                   3,250
   Series PT-218B (AMT), 4.45%, 4/6/01                        9,805                   9,805
   University of Mississippi Building Corp VRDB,
   Series 2000-A, Campus Improvements Project
   (MBIA Insured),
   3.55%, 4/6/01                                              3,800                   3,800
-------------------------------------------------------------------------------------------
                                                                                     48,650
-------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 39 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

MISSOURI - 1.6%
   Missouri Health and Education Facilities
   Authority, Series 99-A, Missouri Pooled
   Hospital Loan Program (Caisse des Depots et
   Consignations LOC),
   3.65%, 4/6/01                                           $  8,300                 $ 8,300
   Missouri Higher Education Loan Authority
   Student Loan Revenue Refunding VRDB,
   Series 1991-B (AMT), (MBIA Insured),
   3.65%, 4/6/01                                              1,800                   1,800
   Missouri Housing Development Community
   Mortgage Revenue Bonds, Merrill P-Float
   PA-116, Series 1994-A (AMT) (Colld. by GNMA
   Securities),
   3.60%, 4/6/01                                              3,385                   3,385
   Missouri State Environmental Improvement
   Authority Revenue Bonds, Series 1992, Kansas
   Power & Light Co. Project (Kansas Power &
   Light Co. Gtd.),
   4.25%, 4/12/01                                            12,366                  12,366
   Missouri State Housing Development
   Commission P-Floats VRDN, Series PT-460
   (AMT) (GNMA Gtd.),
   4.45%, 4/6/01                                             13,745                  13,745
   Missouri Higher Education Loan Authority
   Student Loan Revenue Bonds, Series 1990-A
   (AMT) (Bank of America LOC),
   3.60%, 4/6/01                                              7,000                   7,000
   St. Louis City IDA VRDB, Series 1995 (AMT),
   Whispering Lakes Apartment Project (Firstar
   Bank LOC),
   3.60%, 4/6/01                                              7,435                   7,435
   St. Louis General Fund TRAN, Series 1999-2000,
   5.25%, 6/28/01                                             3,000                   3,005
-------------------------------------------------------------------------------------------
                                                                                     57,036
-------------------------------------------------------------------------------------------
NEBRASKA - 0.3%
   Nebraska Investment Finance Authority
   Revenue VRDB, Series E (AMT) (Colld. by GNMA
   Securities),
   3.64%, 4/6/01                                              3,875                   3,875
   Nebraska Investment Finance Authority Single
   Family Housing Series 2001-A12 (AMT), First
   Union Merlot (Colld. by FNMA Securities),
   3.64%, 4/6/01                                              3,825                   3,825
   Nebraska Investment Mortgage Revenue VRDB,
   Series 1992-D (AMT), LB Trust Receipts 1998
   FR/RI-A3 (Colld. by GNMA Securities),
   3.60%, 4/6/01                                              1,400                   1,400
   Washington County Industrial Development
   Revenue VRDB (AMT), Cargill Dow Polymers
   LLC (Wachovial Bank LOC),
   3.85%, 4/2/01                                              1,100                   1,100
-------------------------------------------------------------------------------------------
                                                                                     10,200
-------------------------------------------------------------------------------------------
NEVADA - 0.5%
   Clark County School District G.O. Bonds, Series
   2001-A (FSA Corp. Insured),
   3.75%, 4/2/01                                              4,600                   4,600
   Nevada Housing SFM Revenue Bonds, Series
   2000-A7, First Union Merlot,
   3.64%, 4/6/01                                              5,010                   5,010
   Nevada State VRDB, Series 1997-SGB 31 (FGIC
   Insured),
   3.55%, 4/6/01                                              7,500                   7,500
-------------------------------------------------------------------------------------------
                                                                                     17,110
-------------------------------------------------------------------------------------------
NEW JERSEY - 0.1%
   New Jersey State Transportation Corp.
   Revenue Bonds, ROC 2000, Series 15,
   3.50%, 4/6/01                                              3,750                   3,750
-------------------------------------------------------------------------------------------
NEW MEXICO - 1.0%
   New Mexico Hospital Equipment Loan Council
   Revenue Bonds, Series 2000 A, Pooled Loan
   Program (Caisse des Depots et Consignations GIC),
   3.65%, 4/6/01                                              3,600                   3,600
   New Mexico Mortgage Finance Authority SFM
   VRDN, Series 2001 A9, First Union TOB
   (Colld. by FNMA Securities),
   3.64%, 4/6/01                                              3,200                   3,200

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 40 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

NEW MEXICO - (continued)
   New Mexico Mortgage Finance Authority SFM
   VRDN, Series B-2 PT-196 (AMT), (Colld. by FNMA
   Securities),
   3.60%, 4/6/01                                           $  4,980                 $ 4,980
   New Mexico Mortgage Finance Authority
   Revenue Notes, (AMT), Issue 1,
   3.25%, 11/1/01                                             4,000                   4,000
   State of New Mexico TRAN, Series 2000 A,
   5.00%, 6/29/01                                            18,000                  18,037
-------------------------------------------------------------------------------------------
                                                                                     33,817
-------------------------------------------------------------------------------------------
NEW YORK - 0.7%
   Nassau County RAN, Series A, (First Union
   National Bank LOC),
   6.00%, 4/12/01                                             4,000                   4,002
   New York City VRDB, Subseries 1993 E-3
   (Morgan Guaranty Trust Co. LOC),
   3.80%, 4/2/01                                              2,550                   2,550
   New York City G.O. VRDB, Series J-2, Fiscal 1996
   (CommerzBank LOC),
   3.40%, 4/2/01                                              5,200                   5,200
   Suffolk County Industrial Development Agency
   ROC, Series 1999-8-IIR (AMT) (AMBAC Insured),
   3.60%, 4/6/01                                             11,785                  11,785
-------------------------------------------------------------------------------------------
                                                                                     23,537
-------------------------------------------------------------------------------------------
NORTH CAROLINA - 1.2%
   Brunswick County Industrial Facilities PCR VRDB,
   Series 1996 (AMT), Armada Project
   (Bank of America LOC),
   3.65%, 4/6/01                                              2,000                   2,000
   Capital Region Airport Commission Passenger
   Facilities Charge Revenue VRDB (AMT),
   (First Union National Bank LOC),
   3.65%, 4/6/01                                              3,900                   3,900
   Catawba County Industrial Facilities PCR Bonds,
   Series 1996 (AMT), Hooker Furniture Corp. Project
   (Bank of America LOC),
   3.65%, 4/6/01                                              7,000                   7,000
   Columbus County Industrial Facilities PCR VRDB,
   Series 1998 (AMT), Conflandey, Inc. Project
   (Banque Nationale De Paris LOC),
   3.70%, 4/6/01                                              2,800                   2,800
   Mecklenburg County Industrial Facilities PCR
   VRDB, Series 1996 (AMT), SteriGenics
   International Project (Comerica Bank LOC),
   3.60%, 4/6/01                                              2,000                   2,000
   North Carolina Medical Care Community
   Hospital VRDN, Series 1988, Park Ridge
   Hospital Project (Suntrust Bank LOC),
   3.45%, 4/6/01                                              5,900                   5,900
   North Carolina State G.O. Unlimited VRDN,
   Series A ROC48, 3.55%, 4/6/01                              7,385                   7,385
   North Carolina State G.O. VRDN, Series A,
   Smith Barney ROC1-12,
   3.55%, 4/6/01                                              3,395                   3,395
   North Carolina State Ports Authority VRDN,
   Series 1996 (AMT), Morehead City Terminals, Inc.
   (Bank of America LOC),
   3.65%, 4/6/01                                              3,200                   3,200
   Union County Industrial Revenue Bonds, Series
   2000 (AMT), C&M Number 1 Investment
   Partnership (Bank of America LOC),
   3.65%, 4/6/01                                              3,200                   3,200
-------------------------------------------------------------------------------------------
                                                                                     40,780
-------------------------------------------------------------------------------------------
NORTH DAKOTA - 1.5%
   North Dakota State HFA Housing Finance
   Agency Bonds, Series PT-1189 (AMT), P-Floats,
   4.45%, 4/6/01                                              4,805                   4,805
   North Dakota State Housing Finance Agency
   Revenue Bonds, Series B (AMT),
   (North Dakota HFA GIC),
   3.35%, 3/1/02                                             17,000                  17,000
   North Dakota State Housing Finance Agency
   Revenue Bonds, Series D (AMT),
   (Hypo-Vereinsbank GIC),
   4.45%, 8/27/01                                            31,500                  31,500
-------------------------------------------------------------------------------------------
                                                                                     53,305
-------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 41 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                             AMOUNT                VALUE
                                                            (000S)                 (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

OHIO - 2.9%
   Amherst Exempted Village School District BAN,
   4.25%, 7/31/01                                          $  8,000               $   8,026
   Clinton County Hospital Revenue Bonds, Ohio
   Hospital Capital, Inc. (Fifth Third Bank LOC),
   3.65%, 4/6/01                                             27,695                  27,695
   Franklin County VRDN, Series 2000-F, Trinity
   Health Credit Group,
   3.50%, 4/6/01                                                100                     100
   Ohio Housing Finance Agency Mortgage
   Revenue Bonds, Series B (AMT), Residential
   Program (Transamerica Life Insurance &
   Annuity GIC),
   3.40%, 3/1/02                                             26,000                  26,000
   Student Loan Funding Corp. Senior Revenue
   Refunding Bonds, (Colld. By Federal Family
   Education Loan Program),
   Series 1998A-1 (AMT), 3.55%, 4/6/01                       30,300                  30,300
   Series 1998A-2 (AMT), 3.55%, 4/6/01                        4,000                   4,000
   Summit County IDR Bonds (AMT),
   Arch Aluminum & Glass Co., Inc.,
   (Comerica Bank LOC),
   3.65%, 4/6/01                                              4,000                   4,000
-------------------------------------------------------------------------------------------
                                                                                    100,121
-------------------------------------------------------------------------------------------
OKLAHOMA - 1.3%
   Oklahoma Development Finance Authority
   Revenue VRDB, Series A, Oklahoma Hospital
   Association (Caisse des Depots et
   Consignations GIC),
   3.65%, 4/6/01                                              3,400                   3,400
   Oklahoma HFA SFM Revenue VRDB, Class B
   (AMT), (Colld. by GNMA Securities),
   3.60%, 4/6/01                                              6,465                   6,465
   Oklahoma HFA SFM Revenue VRDB, Series
   1996 B (AMT), PT-78 (Colld. by GNMA Securities),
   3.60%, 4/6/01                                              3,685                   3,685
   Oklahoma HFA SFM Revenue VRDB, Series
   2000 D (AMT), PT-462, Home Ownership Loan
   Program (GNMA Gtd.),
   4.45%, 4/6/01                                              5,390                   5,390
   Rural Enterprises of Oklahoma, Inc. Revenue
   VRDB, Series 2000-A, Oklahoma Government
   Finance Program (Bank of America GIC),
   3.65%, 4/6/01                                              4,400                   4,400
   Tulsa Airports Improvement Variable Rate
   Certificates, (MBIA Insured),
   Series B-1, 3.60%, 4/6/01                                  6,495                   6,495
   Series B-2, 3.60%, 4/6/01                                 14,190                  14,190
   Tulsa Community College Area School
   District G.O. Bonds,
   4.00%, 4/1/01                                              2,575                   2,575
-------------------------------------------------------------------------------------------
                                                                                     46,600
-------------------------------------------------------------------------------------------
OREGON - 0.8%
   Metropolitan Service VRDN, District Riedel
   Compost Waste Disposal (AMT) (U.S. Bank LOC),
   3.75%, 4/6/01                                              1,100                   1,100
   Oregon Economic Development Revenue VRDB,
   Series 176 (AMT), Cascade Steel Rolling Mills
   Project (Wells Fargo Bank LOC),
   3.65%, 4/6/01                                              7,700                   7,700
   Oregon Housing and Community Services
   Department, SFM Program, (Colld. by U.S.
   Government Securities),
   Series 2000-M (AMT), 4.40%, 11/28/01                       4,790                   4,790
   Series 2000-N (AMT), 4.45%, 9/1/01                         5,000                   5,000
   Series 2000-O (AMT), 4.18%, 6/1/01                         3,500                   3,500
   State of Oregon Revenue VRDN, Series 181
   (AMT), Oregon Metal Slitters, Inc. (Key Bank LOC),
   3.60%, 4/6/01                                              6,490                   6,490
-------------------------------------------------------------------------------------------
                                                                                     28,580
-------------------------------------------------------------------------------------------
PENNSYLVANIA - 2.9%
   Allegheny County Hospital Development
   Authority Revenue VRDN, South Hills Health
   System, (PNC Bank LOC),
   4.30%, 4/1/01                                              3,865                   3,865
   Beaver County IDA PCR VRDN, Series PA-602,
   Ohio Edison Project (Merrill Lynch & Co., Inc.
   Gtd.),
   3.70%, 4/6/01                                              7,495                   7,495

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 42 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                  (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

PENNSYLVANIA - (continued)
   Chester County IDA Bonds, Series 1997 (AMT),
   KAC III Realty Corp. Project (PNC Bank LOC),
   3.70%, 4/6/01                                           $  3,450                 $ 3,450
   Delaware Valley Regional Financing Authority
   Local Government Revenue VRDB, Merrill
   Lynch P-Floats, Series 1997-A PT-1004
   (AMBAC Insured),
   3.62%, 4/6/01                                             22,495                  22,495
   Delaware Valley Regional Financing Authority
   Local Government Revenue VRDN, Merrill
   Lynch P-Floats PT-152 (AMBAC Insured),
   3.60%, 4/6/01                                             11,905                  11,905
   Pennsylvania Economic Development
   Financing Authority Economic Development
   Revenue VRDB, Series 1996 A1-8 (AMT),
   (PNC Bank LOC),
   3.70%, 4/6/01                                              3,400                   3,400
   Pennsylvania Higher Education Assistance
   Agency Student Loan Revenue Bonds, Series
   1995 A (AMT) (AMBAC Insured),
   3.60%, 4/6/01                                              4,000                   4,000
   Pennsylvania Higher Education Facilities
   Authority Revenue Bonds, Association of
   Independent Colleges & Universities,
   Series C1 (Allied Irish Bank LOC), 4.35%, 5/1/01           4,900                   4,900
   Series F3 (Allied Irish Bank LOC), 5.50%, 5/1/01           7,500                   7,505
   Series D5 (PNC Bank LOC), 4.35%, 5/1/01                    3,250                   3,250
   Series F2 (PNC Bank LOC), 5.50%, 5/1/01                    3,100                   3,102
   Pennsylvania Higher Education Facilities
   Authority Revenue Bonds, Series C2, Messiah
   College (PNC Bank LOC),
   4.40%, 11/1/01                                             2,550                   2,550
   Pennsylvania Higher Education Facilities
   Authority Revenue Bonds, Series C, Valley
   Forge Military Academy (First Union National
   Bank, Charlotte LOC),
   4.40%, 11/1/01                                             3,000                   3,000
   Pennsylvania Housing Financing Agency SFM
   Revenue Bonds, Series 229 (AMT),
   3.75%, 4/6/01                                              3,125                   3,125
   Philadelphia Hospitals & Higher Education
   Facilities VRDN, Series B, Jefferson Health
   System,
   3.35%, 3/28/02                                             7,000                   7,000
   Pittsburgh Urban Redevelopment Authority
   Mortgage Revenue Notes, Series C (AMT)
   (Colld. by FNMA Securities),
   4.70%, 5/22/01                                             4,730                   4,730
   Washington County IDR VRDN (AMT),
   Accutrex Products, Inc. (Mellon Bank LOC),
   3.70%, 4/6/01                                              3,600                   3,600
-------------------------------------------------------------------------------------------
                                                                                     99,372
-------------------------------------------------------------------------------------------
RHODE ISLAND - 0.1%
   Rhode Island Housing & Mortgage Finance
   Corp. Bonds, First Union Merlot Series
   2001 A31 (AMT),
   3.65%, 4/6/01                                              3,000                   3,000
-------------------------------------------------------------------------------------------
SOUTH CAROLINA - 0.4%
   Cherokee County IDR Bonds, Series 1989
   (AMT), Oshkosh Truck Corp. Project
   (Bank of America LOC),
   3.70%, 4/6/01                                              1,300                   1,300
   South Carolina Jobs Economic Development
   Revenue VRDB, Series 1998 (AMT), Virtual
   Image Technology LLC (Bank of America LOC),
   3.70%, 4/6/01                                              5,000                   5,000
   South Carolina Jobs Economic Development
   Revenue VRDB, Series 2000 (AMT), Concept
   Packaging Group Project (Bank of America LOC),
   3.70%, 4/6/01                                              1,500                   1,500
   South Carolina School Facilities G.O. Bonds,
   ROC Series 2000,
   3.55%, 4/6/01                                              5,175                   5,175
-------------------------------------------------------------------------------------------
                                                                                     12,975
-------------------------------------------------------------------------------------------
SOUTH DAKOTA - 0.4%
   Lawrence County Solid Waste Bonds, Series
   1997-A (AMT), Homestake Mining of California
   (Chase Manhattan Bank LOC),
   3.85%, 4/2/01                                              5,000                   5,000

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 43 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

SOUTH DAKOTA - (continued)
   South Dakota Housing Development Authority
   Revenue VRDB, Series 231 (AMT),
   3.80%, 4/6/01                                           $  7,280                 $ 7,280
-------------------------------------------------------------------------------------------
                                                                                     12,280
-------------------------------------------------------------------------------------------
TENNESSEE - 2.7%
   Chattanooga Industrial Development Board
   Lease Rent Revenue Bonds, Citicorp Eagle
   Trust Series 2000-4202 (AMBAC Insured),
   3.55%, 4/6/01                                              6,000                   6,000
   Cumberland County Industrial Development
   Board VRDB (AMT), Delbar Products, Inc.
   (PNC Bank LOC),
   3.70%, 4/6/01                                              3,500                   3,500
   Jackson City Industrial Development Board Waste
   Facility VRDB,
   Series 1995 (AMT), Florida Steel Corp. Project
   (Bank of America LOC),
   3.65%, 4/6/01                                              6,000                   6,000
   Johnson City Health & Education Facilities Board
   VRDB, Series 2000-A (MBIA Insured),
   3.55%, 4/6/01                                              4,500                   4,500
   Knox County Health, Education, Housing VRDB,
   (Caisse des Depots et Consignations LOC),
   3.65%, 4/6/01                                             19,600                  19,600
   Memphis-Shelby County Airport Authority
   Revenue VRDB (AMT) (AMBAC Insured),
   3.64%, 4/6/01                                             14,815                  14,815
   Metropolitan Nashville & Davidson Counties
   Electric Revenue VRDN, Citicorp Eagle Trust
   Series 984201,
   3.55%, 4/6/01                                             13,675                  13,675
   Morristown City Industrial Development Board
   VRDN, BOS Automotive Products, Series 1997
   (AMT) (Hypo-Vereinsbank LOC),
   3.55%, 4/6/01                                              2,000                   2,000
   Nashville & Davidson County Housing Revenue
   VRDB (AMT), Old Hickory Towers Project
   (FHLB LOC),
   3.55%, 4/6/01                                              3,300                   3,300
   Nashville & Davidson County Metropolitan G.O.
   Improvement Bonds, Series A,
   5.00%, 10/15/01                                            5,745                   5,796
   Rutherford County Industrial Development
   Board VRDB Series 1999-A (AMT), Tennessee
   Farmers Co-Op Project (Bank of America LOC),
   3.65%, 4/6/01                                              4,500                   4,500
   Sevier County Public Building Authority Local
   Government Public Improvement VRDB, Series
   A-1-4 (AMT) (FSA Corp. Insured),
   3.95%, 4/2/01                                              1,960                   1,960
   Sevier County Public Building Authority Local
   Government Public Improvement VRDB,
   Series E-2 (AMT) (AMBAC Insured),
   3.60%, 4/6/01                                              3,695                   3,695
   Shelby County Health, Education & Housing
   Facilities Board Revenue Bonds, Series 2000,
   Baptist Memorial Hospital Project
   (Bank of America LOC),
   4.20%, 5/8/01                                              5,200                   5,200
-------------------------------------------------------------------------------------------
                                                                                     94,541
-------------------------------------------------------------------------------------------
TEXAS - 19.0%
   Aldine Independent School District G.O.
   Refunding VRDB, Municipal Securities Trust
   Receipts, Series 1997 SGB 29, (PSF of Texas Gtd.),
   3.55%, 4/6/01                                              8,950                   8,950
   Austin Airport System VRDN, Series A (AMT)
   (Morgan Guaranty Trust Co. LOC),
   3.50%, 4/6/01                                              4,000                   4,000
   Austin Utility System Revenue Bonds (Colld. by
   U.S. Government Securities),
   6.50%, 5/15/01                                             5,000                   5,112
   Austin Water and Wastewater System VRDB,
   ABN AMRO Munitops Certificates
   (MBIA Insured),
   3.58%, 4/6/01                                              6,630                   6,630
   Austin Water and Wastewater System VRDB,
   First Union Merlot Series 2000
   (MBIA Insured),
   3.59%, 4/6/01                                              7,500                   7,500

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 44 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                            (000S)                  (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

TEXAS - (continued)
   Bastrop Independent School District VRDN,
   Municipal Securities Trust Receipts, Series
   1997 SGB 37 (PSF of Texas Gtd.),
   3.55%, 4/6/01                                           $ 13,200                $ 13,200
   Bexar County Housing Finance Corp. VRDB,
   Multifamily Housing Series PT-1238
   (Merrill Lynch & Co., Inc. Gtd.)
   3.75%, 4/6/01                                              9,770                   9,770
   Bexar County VRDB, Clipper Trust Series
   2001-3 (MBIA Insured),
   3.50%, 12/14/01                                            9,995                   9,995
   Brazos River Authority PCR Refunding VRDB,
   Series C3 (Bank of America Corp. Gtd.),
   4.85%, 6/19/01                                            40,000                  40,000
   Brazos River Authority PCR VRDB, Series
   1997-A (AMT), Texas Utilities Electric Co.
   Project (MBIA Insured),
   3.80%, 4/2/01                                              1,700                   1,700
   Brazos River Harbor District VRDB, Series 1996
   (AMT), BASF Corp. Project (BASF Corp. Gtd.),
   3.90%, 4/2/01                                             23,500                  23,500
   Brazos River Harbor Navigation District
   Brazoria County VRDN (AMT) (BASF Corp. Gtd.),
   3.90%, 4/2/01                                             15,000                  15,000
   Brazos River Harbor Navigation District VRDN
   (AMT), Dow Chemical Co. Project (Dow
   Chemical Co. Gtd.),
   3.90%, 4/2/01                                              2,200                   2,200
   Calhoun County Navigation IDA VRDN (AMT)
   Formosa Plastics Corp. (Bank of America Corp.
   LOC),
   3.55%, 4/6/01                                             16,800                  16,800
   Calhoun County Navigation IDA Port Revenue
   Bonds, Series 1998 (AMT) (BP Amoco PLC Gtd.),
   3.90%, 4/2/01                                             16,900                  16,900
   Comal Independent School District VRDN,
   ABN AMRO Munitops Certificates, Series 99-9
   (PSF of Texas Gtd.),
   3.58%, 4/6/01                                              8,150                   8,150
   Cypress-Fairbanks Independent School District
   VRDB, Citibank Eagle Trust No. 4304, Series
   2000 (PSF of Texas Gtd.)
   3.55%, 4/6/01                                              7,640                   7,640
   Dallas G.O. Refunding VRDB,
   Morgan Stanley Floating Rate Certificates,
   Series 93,
   3.55%, 4/6/01                                              3,700                   3,700
   Dallas Ft. Worth International Airport VRDB,
   Series 2001 A-1, (Bank of America Corp. LOC),
   3.65%, 4/6/01                                              6,080                   6,080
   Dallas Ft. Worth Regional Airport Revenue
   Refunding Bonds, Soc Gen Municipal Trust
   No. 5, Series 1995, (FGIC Insured),
   3.55%, 4/6/01                                             13,310                  13,310
   Denton County Independent School District
   G.O. Bonds, Series B (PSF of Texas Gtd.),
   4.40%, 8/15/01                                             6,900                   6,900
   El Paso City Housing Financing Corp. VRDB,
   Series 1993 (AMT), Viva Apartments Project
   (General Electric Capital Corp. LOC),
   3.65%, 4/6/01                                              3,500                   3,500
   Galveston County Housing Finance Corp.
   SFM VRDN, P-Floats, Series PT-205 (AMT)
   (Colld. by GNMA Securities),
   3.60%, 4/6/01                                              7,165                   7,165
   Greater Texas Student Loan Revenue Bonds,
   (Colld. by SLMA Securities),
   Series A (AMT), 3.45%, 2/1/02                             11,700                  11,700
   Series B (AMT), 3.45%, 2/1/02                             14,000                  14,000
   Gulf Coast Waste Disposal Authority (AMT),
   Amoco Oil Co. Project (Amoco Oil Co. Gtd.),
   4.45%, 4/1/01                                              3,100                   3,100
   Harris County Development Corp. IDR VRDB,
   North American Galvanizing, Series 2000 (AMT)
   (Bank One LOC),
   3.80%, 4/6/01                                              4,525                   4,525
   Harris County Health Facilities Development
   Corp. VRDB, Series 1994, Methodist Hospital,
   3.90%, 4/2/01                                              5,000                   5,000

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 45 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                  (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

TEXAS - (continued)
   Harris County IDA Solid Waste Disposal VRDB
   (AMT), Deer Park Refining,
   3.90%, 4/2/01                                           $  4,000                 $ 4,000
   Harris County Toll Road Unlimited Tax Revenue
   VRDN, Citicorp Eagle Trust No. 954302, Series
   1994-A (Colld. by U.S. Government Securities),
   3.55%, 4/6/01                                             11,420                  11,420
   Harris County Toll Road Unlimited Tax
   Subordinate Lien Revenue VRDN, Series CR138
   (Colld. by U.S. Government Securities),
   3.55%, 4/6/01                                             11,880                  11,880
   Hockley County Industrial Development Corp.
   PCR VRDB, Amoco Project (Amoco Oil Co. Gtd.),
   4.35%, 5/1/01                                             11,440                  11,440
   Houston Higher Education Financing Authority
   VRDB, Soc Gen Municipal Trust No. 83, Rice
   University Project,
   3.63%, 4/6/01                                              2,985                   2,985
   Houston Water and Sewer VRDB, Citicorp TOB,
   (MBIA Insured),
   Series CR-2L, 3.60%, 4/6/01                                2,000                   2,000
   Series CR-3L, 3.60%, 4/6/01                                6,750                   6,750
   Nueces River Authority Water Supply VRDN,
   Series 97430, Corpus Christi Lake Project
   (FSA Corp. Insured),
   3.55%, 4/6/01                                             16,600                  16,600
   Panhandle-Plains Higher Education Authority
   Student Loan VRDB,
   Series 1993-A (AMT), 3.50%, 4/6/01                        15,000                  15,000
   Series 1998-A (AMT), 3.50%, 4/6/01                        10,400                  10,400
   Port Arthur Navigation District Revenue VRDN,
   American Petrofina Corp. Project
   (Credit Commercial De France LOC),
   3.75%, 4/2/01                                              1,000                   1,000
   Port Arthur Navigation District Revenue VRDN,
   Series 1998 (AMT), BASF Corp. Project
   (BASF Corp. Gtd.),
   3.90%, 4/2/01                                              5,000                   5,000
   Port Arthur Navigation District VRDN,
   Series 1998 (AMT), Fina Oil & Chemical Co.
   Project (FINA, Inc. Gtd.),
   4.00%, 4/2/01                                             18,425                  18,425
   Port of Corpus Christi VRDN (AMT),
   Koch Refining Co. Project (Koch Industries Gtd.)
   3.55%, 4/6/01                                             25,000                  25,000
   Port of Corpus Christi VRDN (AMT), Koch
   Refining Co. LLP Project (Koch Industries Gtd.)
   3.55%, 4/6/01                                             25,000                  25,000
   Port of Corpus Christi VRDN (AMT), Koch
   Petroleum Group Project (Koch Industries Gtd.),
   Series 1996, 3.55%, 4/6/01                                25,000                  25,000
   Series 2001, 3.55%, 4/6/01                                12,100                  12,100
   Sabine River PCR VRDN, Clipper Trust Series
   2001, Southwestern Electric Co. (MBIA Insured),
   3.50%, 12/14/01                                            3,000                   3,000
   Sabine River PCR VRDN, Series A, Texas
   Utilities Electric Co. Project (MBIA Insured),
   3.55%, 4/6/01                                             14,725                  14,725
   San Antonio Airport Revenue Refunding VRDN,
   Series 1993, Citicorp Eagle Trust No. 96C4304
   (AMBAC Insured),
   3.60%, 4/6/01                                              2,970                   2,970
   San Antonio Electric & Gas System CP Notes,
   Series A,
   3.20%, 5/17/01                                             6,000                   6,000
   South Texas Higher Education Authority
   Student Loan VRDB, Series 1998 (AMT)
   (MBIA Insured),
   3.50%, 4/6/01                                             21,800                  21,800
   State of Texas TRAN, Series A,
   5.25%, 8/31/01                                            58,015                  58,324
   Texas A&M University Financing System
   Revenue Bonds, Morgan Stanley Floating Rate
   Trust Certificates 2000, Series 300,
   3.55%, 4/6/01                                              4,015                   4,015
   Texas City Industrial Development Corp. VRDB,
   First Union Merlot Series 2000 A-34, Arco
   Pipeline Project,
   3.59%, 4/6/01                                              3,995                   3,995

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 46 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

TEXAS - (continued)
   Texas Department of Housing & Community
   Affairs Residential Mortgage VRDB,
   Clipper Trust Series 2001-1B (AMT), (Colld. by
   U.S. Government Securities),
   3.60%, 12/14/01                                         $  6,000                 $ 6,000
   Texas Deptartment of Housing & Community
   Affairs SFM VRDB,
   Merrill Lynch P-Floats PA-128 (AMT),
   (MBIA Insured),
   3.60%, 4/6/01                                              4,991                   4,991
   Texas Housing Agency Multifamily Housing
   Revenue Bonds, Merrill Lynch P-Floats Series
   PT-468, (Colld. by FHLMC Securities),
   4.20%, 6/14/01                                             7,430                   7,430
   Texas State Department Housing and Community
   Affairs Residential Mortgage Revenue Bonds,
   P-Floats-Pt 1192 (Colld. by GNMA Securities),
   4.45%, 4/12/01                                             3,705                   3,705
   Texas Veterans Housing Assistance G.O. Bonds,
   Merrill Lynch P-Floats Series PT-524 (AMT),
   3.60%, 4/6/01                                              6,400                   6,400
   Texas Veterans Housing Assistance G.O. Bonds,
   Series 1999-B (AMT), Merrill Lynch P-Floats PT-453,
   3.60%, 4/6/01                                              3,925                   3,925
   Texas Veterans Housing Assistance G.O. Bonds,
   Series 2001 A-2 (AMT),
   3.50%, 4/6/01                                             20,000                  20,000
   Travis County Housing Finance Corp. Multifamily
   Housing Revenue Bonds, Merrill Lynch P-Floats
   Series PT-1263 (AMT) (Merrill Lynch & Co. Gtd),
   3.75%, 4/6/01                                             12,305                  12,305
-------------------------------------------------------------------------------------------
                                                                                    659,612
-------------------------------------------------------------------------------------------
UTAH - 1.0%
   Intermountain Power Agency Supply Revenue
   VRDN, Eagle Trust CR-331 (FSA Insured),
   3.55%, 4/6/01                                              4,800                   4,800
   Intermountain Power Agency Revenue VRDB,
   ML/SG Trusts, Series 1995 SG-6
   (FSA Insured),
   3.55%, 4/6/01                                              1,665                   1,665
   Salt Lake City PCR Bonds, Amoco Project
   (Amoco Oil Co. Gtd.),
   4.35%, 4/1/01                                              3,000                   3,000
   Utah Housing Finance Agency SFM VRDN
   (AMT), Merrill Lynch PT-236,
   4.45%, 4/6/01                                              7,890                   7,890
   Utah HFA SFM VRDN,
   Series 2000-F2 (AMT), 3.55%, 4/6/01                        1,900                   1,900
   Series 2000-G2 (AMT), 3.55%, 4/6/01                        6,000                   6,000
   Utah Housing Financing Agency VRDN,
   Series 2000 C-1 (AMT) (Colld. by Federal
   Housing Administration),
   3.55%, 4/6/01                                             10,000                  10,000
-------------------------------------------------------------------------------------------
                                                                                     35,255
-------------------------------------------------------------------------------------------
VERMONT - 0.5%
   Vermont Housing Finance Agency Single Family
   Housing Notes, Series 12C (AMT),
   4.25%, 4/27/01                                            17,500                  17,500
-------------------------------------------------------------------------------------------
VIRGINIA - 1.7%
   Botetourt County IDA IDR VRDN (AMT), Valley
   Forge Co. Project (Harris Trust & Savings Bank
   LOC),
   3.70%, 4/6/01                                              3,400                   3,400
   Dinwiddie County IDA VRDN (AMT), Chapparral
   Steel Project (Bank of America LOC),
   3.95%, 4/2/01                                             13,800                  13,800
   Emporia City IDA IDR Bonds, Series 1999 (AMT)
   (Bank of America LOC),
   3.65%, 4/6/01                                              2,010                   2,010
   Halifax County IDA VRDN, Series 1998 (AMT),
   D-Scan, Inc. Project (Bank of America LOC),
   3.65%, 4/6/01                                              3,300                   3,300
   Henrico County Economic Development
   Authority Revenue Bonds, Series 2001 (AMT),
   Infinelon Technology Project (Bank of America
   LOC),
   3.65%, 4/6/01                                              7,000                   7,000
   Norfolk City G.O. Bonds, Eagle Trust Series
   944601,
   3.55%, 4/6/01                                             22,400                  22,400

SEE NOTES TO THE FINANCIAL STATEMENTS


NORTHERN FUNDS ANNUAL REPORT 47 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

VIRGINIA - (continued)
   Virginia Beach Multifamily Housing
   Development Authority (AMT), Merrill Lynch
   P-Floats Series PT-1262 (Merrill Lynch & Co. Gtd.),
   3.75%, 4/6/01                                           $  7,255                 $ 7,255
-------------------------------------------------------------------------------------------
                                                                                     59,165
-------------------------------------------------------------------------------------------
WASHINGTON - 5.1%
   Chelan County Public Utilities District No. 1
   VRDN, Series A (AMT),
   3.64%, 4/6/01                                             10,000                  10,000
   Clark County Public Utilities District No. 1
   Electric Revenue BAN,
   4.00%, 3/26/02                                            10,000                  10,073
   Kent City Economic Development Corp.
   IDR VRDN, Associated Grocers Project
   (Bank of America LOC),
   4.38%, 4/6/01                                              1,000                   1,000
   King County G.O. Refunding VRDB, ABN AMRO
   Munitops Certificates Series 2001-1
   (MBIA Insured),
   3.58%, 4/6/01                                              5,000                   5,000
   King County Housing Authority VRDN (AMT),
   Overlake Todd Project (Bank of America LOC),
   3.65%, 4/6/01                                              7,175                   7,175
   King County Sewer Revenue VRDB, Merlot
   Series 2000-E (FGIC Insured),
   3.59%, 4/6/01                                              9,525                   9,525
   Port of Seattle G.O. VRDN, Series 23 (AMT),
   3.65%, 4/6/01                                              3,215                   3,215
   Tacoma Revenue BAN, Series 1-B,
   (Bank of America LOC),
   3.15%, 9/13/01                                            18,500                  18,500
   Washington Economic Development Finance
   Authority VRDB, American Millwork Project,
   Series 2000-C (AMT) (FHLB LOC),
   3.60%, 4/6/01                                              4,125                   4,125
   Washington Economic Development Finance
   Authority VRDB, Earth Tech Inc., Series 2000-G
   (AMT), Earth Tech, Inc. Project (Bank of
   New York LOC),
   3.65%, 4/6/01                                              5,900                   5,900
   Washington Economic Development Finance
   Authority VRDB (AMT), Waste Management
   Project (Fleet National Bank LOC),
   3.65%, 4/6/01                                              3,410                   3,410
   Washington Public Power Supply System
   Revenue Bonds, Nuclear Project No. 2,
   Merrill P-Floats PT-432 (Colld. by U.S.
   Government Securities),
   4.50%, 4/19/01                                             5,000                   5,000
   Washington Public Power Supply System
   Revenue VRDN, Citicorp Eagle Trust Series
   944701,
   3.55%, 4/6/01                                              9,200                   9,200
   Washington State G.O. Refunding VRDB,
   Eagle Trust Series 1993-B, 3.55%, 4/6/01                  13,300                  13,300
   Eagle Trust Series 1993-C, 3.55%, 4/6/01                  22,695                  22,695
   Washington State G.O. VRDN,
   Smith Barney SGB-13, Series 1993-B,
   3.55%, 4/6/01                                              9,950                   9,950
   Smith Barney ROC-1, Series 13, 3.55%, 4/6/01              14,695                  14,695
   Washington State Housing Finance
   Commission Series 1A-S (AMT), Single Family
   Program Notes,
   3.38%, 2/1/02                                              6,250                   6,250
   Washington State Housing Finance
   Commission Series 2000-A (AMT), Granite Falls
   Project (FHLB LOC),
   3.65%, 4/6/01                                              2,545                   2,545
   Washington State Motor Vehicle Fuel Tax,
   Series 2001-D,
   5.00%, 1/1/02                                              3,875                   3,925
   Washington State Various Purpose G.O. VRDB,
   Eagle Trust Series No. 20004701, Series 2000-B,
   3.55%, 4/6/01                                              8,665                   8,665

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 48 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2001

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                  (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

WASHINGTON - (continued)
   Washington State Various Purpose G.O. VRDB,
   Series B,
   4.25%, 1/1/02                                           $  2,965                $  2,980
-------------------------------------------------------------------------------------------
                                                                                    177,128
-------------------------------------------------------------------------------------------
WEST VIRGINIA - 0.3%
   Cabell County Revenue VRDB, Series 2001,
   Huntington YMCA (Bank One, West Virginia
   LOC),
   3.65%, 4/6/01                                              3,500                   3,500
   Marion County Solid Waste Disposal Revenue
   VRDB, Granttown Project, Series B (AMT)
   (National Westminster Bank LOC),
   3.60%, 4/6/01                                              3,300                   3,300
   West Virginia Economic Development Authority
   IDR VRDN, Series 1999 (AMT), Rubberlite, Inc.
   Project (Bank of America LOC),
   3.80%, 4/6/01                                              4,500                   4,500
-------------------------------------------------------------------------------------------
                                                                                     11,300
-------------------------------------------------------------------------------------------
WISCONSIN - 4.5%
   Bloomer School District BAN, Series 2001,
   Chippewa & Dunn Counties,
   4.88%, 12/1/01                                             6,950                   6,976
   Cedarburg School District BAN, Series 2001,
   3.50%, 12/1/01                                             4,600                   4,603
   Fond Du Lac BAN,
   4.40%, 5/1/01                                              2,300                   2,300
   Milwaukee City Promissory G.O. Notes,
   Series 2001 A1,
   4.00%, 3/1/02                                              3,870                   3,892
   Milwaukee City VRDB, Milwaukee Public
   Museum, Series 1999-A, (Bank One LOC),
   3.55%, 4/6/01                                              3,500                   3,500
   Milwaukee County G.O. Unlimited Refunding
   Bonds, Series A,
   5.35%, 9/1/01                                              4,000                   4,017
   Milwaukee Metropolitan Sewerage District
   G.O. Refunding Bonds, P-Float PT-1173,
   Series 1997-A,
   4.45%, 9/20/01                                             5,515                   5,515
   Milwaukee Redevelopment Authority Refunding
   Revenue VRDB, Starline Manufacturing, Inc.,
   Series 1996 (AMT) (Harris Trust & Savings
   Bank LOC),
   3.70%, 4/6/01                                              2,775                   2,775
   Milwaukee Redevelopment Authority Revenue
   VRDB, Series 2000 (AMT), Capital Stampings
   Corp. Project (Bank One, Wisconsin LOC),
   3.80%, 4/6/01                                              6,000                   6,000
   Oak Creek IDR VRDB,
   Series 1999 A (AMT), Fort Howard Steel, Inc.
   Project (Bank One LOC),
   3.80%, 4/6/01                                              5,325                   5,325
   Pewaukee IDR VRDB, Series 1992 (AMT),
   HUSCO International, Inc. Project (Bank One
   LOC),
   3.65%, 4/6/01                                              4,290                   4,290
   Pleasant Prairie PCR Bonds,
   Series 1995-A, Wisconsin Electric Power Co.
   Project (Wisconsin Electric Co. Gtd.),
   3.60%, 4/6/01                                              3,110                   3,110
   Village of Wind Point VRDN, Series 2000, The
   Johnson Foundation Inc. (Harris Trust &
   Savings Bank LOC),
   3.60%, 4/6/01                                              3,300                   3,300
   Wisconsin Clean Water Revenue Bonds, Merrill
   Lynch P-Floats Series PT-1181, Series 1999,
   4.45%, 8/9/01                                             11,550                  11,550
   Wisconsin Housing & Economic Development
   Authority Revenue Floating Rate Trust Receipts,
   Series 1997-18 (AMT),
   3.65%, 4/6/01                                             10,000                  10,000
   Wisconsin Housing & Economic Development
   Authority Single Family Drawdown Revenue
   VRDB, Series P-Floats PT-323 (AMT),
   3.62%, 4/6/01                                             77,900                  77,900
-------------------------------------------------------------------------------------------
                                                                                    155,053
-------------------------------------------------------------------------------------------
WYOMING - 0.5%
   Lincoln County PCR VRDB, Pacificorp Project,
   4.45%, 4/6/01                                              6,600                   6,600

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 49 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS MARCH 31, 2001
MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                            (000S)                   (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED

WYOMING - (continued)
   Lincoln County PCR VRDB (AMT), Exxon Project
   (Exxon Mobile Corp. Gtd.),
   Series A, 3.80%, 4/2/01                                 $  4,800             $     4,800
   Series B, 3.80%, 4/2/01                                    2,000                   2,000
   Series C, 3.80%, 4/2/01                                    2,300                   2,300
-------------------------------------------------------------------------------------------
                                                                                     15,700
-------------------------------------------------------------------------------------------
MULTIPLE STATES POOLED SECURITIES - 0.4%
   Pooled Puttable Float Option, Series PPT-7D
   (AMT) (Backed by Various Housing Agencies),
   3.90%, 4/6/01                                             12,535                  12,535
   Pooled Puttable Floating Option, Series PPT-2
   (AMT)(Backed by AK HFC),
   3.70%, 4/2/01                                                545                     545
   Greystone County Variable Rate Senior
   Certificate Trust, Series 1998-1 (Credit Suisse
   First Boston LOC),
   3.63%, 4/6/01                                                 25                      25
-------------------------------------------------------------------------------------------
                                                                                     13,105
-------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $3,463,560)                                     3,463,560

                                                           NUMBER OF
                                                            SHARES                   VALUE
                                                            (000S)                   (000S)
OTHER - 0.5%
   Aim Tax Free Money Market Fund                             1,789                   1,789
   Dreyfus Tax-Exempt Cash Management Fund                    1,800                   1,800
   Federated Municipal Obligations Fund                       9,769                   9,769
   Federated Tax Free Trust Money Market Fund
   No. 15                                                     2,303                   2,303
   Federated Tax Free Trust Money Market Fund
   No. 73                                                       400                     400
-------------------------------------------------------------------------------------------
TOTAL OTHER (COST $16,061)                                                           16,061

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.5% (COST $3,479,621)                                      3,479,621
        Liabilities less Other Assets - (0.5)%                                      (16,079)

-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                             $ 3,463,542

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 50 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS                                          MARCH 31, 2001
U.S. GOVERNMENT MONEY MARKET FUND

                                                           PRINCIPAL
                                                            AMOUNT                   VALUE
                                                             (000S)                  (000S)
U.S. GOVERNMENT AGENCIES - 60.5%

FANNIE MAE - 22.2%
   FNMA Bonds
   7.26%, 5/24/01                                          $  5,000                 $ 5,000
   7.25%, 5/25/01                                             5,000                   5,000
   6.60%, 11/16/01                                            5,000                   5,000
   6.20%, 12/20/01                                            5,000                   5,000
   FNMA Discount Notes
   6.17%, 4/2/01                                              2,000                   2,000
   6.37%, 4/2/01                                              6,285                   6,284
   5.09%, 6/1/01                                             11,150                  11,054
   6.40%, 6/1/01                                             10,000                   9,892
   5.28%, 6/14/01                                            15,000                  14,837
   5.67%, 6/21/01                                            20,000                  19,744
   4.92%, 9/4/01                                             10,000                   9,787
   6.20%, 9/4/01                                              4,900                   4,768
   4.35%, 11/1/01                                            15,000                  14,614
   4.83%, 1/25/02                                            20,000                  19,199
-------------------------------------------------------------------------------------------
                                                                                    132,179
-------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 20.5%
   FHLB Bonds FRN
   4.87%, 7/17/01                                            10,000                   9,998
   5.39%, 8/15/01                                            10,000                   9,997
   5.43%, 10/12/01                                           25,000                  24,991
   4.99%, 2/15/02                                            15,000                  14,996
   5.15%, 2/15/02                                            25,000                  24,995
   5.01%, 3/15/02                                            22,000                  21,996
   FHLB Discount Notes
   4.89%, 6/1/01                                             15,000                  14,876
-------------------------------------------------------------------------------------------
                                                                                    121,849
-------------------------------------------------------------------------------------------
FREDDIE MAC - 17.8%
   FHLMC Bonds FRN
   4.85%, 7/26/01                                            25,000                  24,994
   FHLMC Discount Notes
   4.90%, 5/24/01                                            32,000                  31,769
   4.59%, 6/21/01                                            50,000                  49,484
-------------------------------------------------------------------------------------------
                                                                                    106,247
-------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES (COST $360,275)                                    360,275

REPURCHASE AGREEMENTS - 41.9%

(COLLD. BY U.S. GOVERNMENT SECURITIES)
   UBS-Warburg LLC, dated 1/30/01
   repurchase price $25,238
   5.53%, 4/2/01                                             25,000                  25,000
   Bear Stearns, Inc., dated 2/2/01
   repurchase price $25,225
   5.40%, 4/3/01                                             25,000                  25,000
   Salomon Smith Barney Inc., 3/30/01
   repurchase price $50,022
   5.39%, 4/02/01                                            50,000                  50,000
   Bear Stearns, Inc., dated 3/30/01
   repurchase price $100,045
   5.45%, 4/02/01                                           100,000                 100,000
   UBS-Warburg LLC, dated 3/30/01
   repurchase $11,513
   5.45%, 4/02/01                                            11,508                  11,508
   UBS-Warburg LLC, dated 3/30/01
   repurchase $37,843
   5.30%, 4/02/01                                            37,826                  37,826
-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $249,334)                                         249,334

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.4% (COST $609,609)                                          609,609
        Liabilities less Other Assets - (2.4)%                                      (14,244)

-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                               $ 595,365

SEE NOTES TO THE FINANCIAL STATEMENTS


                              NORTHERN FUNDS ANNUAL REPORT 51 MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULES OF INVESTMENTS                                          MARCH 31, 2001
U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                            (000S)                 (000S)
U.S. GOVERNMENT AGENCIES - 94.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.9%
   5.18%, 3/21/02                                          $ 10,000                $ 10,000

FEDERAL HOME LOAN BANK - 93.9 %
   FHLB Bonds
   7.21%, 5/25/01                                            15,000                  15,000
   7.20%, 6/7/01                                             10,000                  10,000
   5.82%, 7/9/01                                             25,000                  24,981
   6.60%, 11/14/01                                           20,000                  20,000
   FHLB Discount Notes
   5.13%, 4/2/01                                            134,833                 134,814
   5.14%, 4/4/01                                             35,000                  34,985
   6.33%, 4/4/01                                             10,000                   9,994
   5.26%, 4/11/01                                            25,000                  24,963
   4.74%, 4/18/01                                            50,000                  49,888
   4.77%, 4/20/01                                            25,000                  24,937
   4.91%, 4/25/01                                            67,376                  67,156
   5.28%, 4/25/01                                            10,000                   9,965
   5.18%, 5/11/01                                            40,000                  39,770
   5.05%, 5/23/01                                            25,000                  24,818
   5.11%, 5/23/01                                            36,840                  36,568
   6.28%, 5/23/01                                            20,000                  19,819
   4.87%, 6/1/01                                            100,000                  99,176
   4.90%, 6/1/01                                             20,000                  19,834
   5.81%, 6/20/01                                            15,000                  14,806
   5.79%, 6/22/01                                            15,000                  14,802
   5.82%, 6/22/01                                             5,000                   4,934
   4.66%, 6/27/01                                            50,000                  49,438
   5.25%, 6/27/01                                             8,500                   8,392
   5.79%, 6/27/01                                             5,000                   4,930
   5.25%, 6/29/01                                             3,000                   2,961
   5.20%, 7/6/01                                             15,000                  14,792
   5.21%, 7/6/01                                              8,500                   8,382
   FHLB FRN
   4.96%, 8/15/01                                            60,000                  59,985
   5.18%, 8/17/01                                            20,000                  19,995
   4.80%, 9/21/01                                            25,000                  24,994
   5.11%, 11/8/01                                            30,000                  29,995
   4.99%, 2/15/02                                            55,000                  54,986
   5.15%, 2/15/02                                            50,000                  49,991
   5.01%, 3/15/02                                            40,000                  39,992
-------------------------------------------------------------------------------------------
                                                                                  1,070,043

-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $1,080,043)                                  1,080,043


U.S. GOVERNMENT OBLIGATIONS - 4.4%

(COST $49,879)
   U.S. Treasury Bill
   4.84%, 4/19/01                                            50,000                  49,879
-------------------------------------------------------------------------------------------


TOTAL INVESTMENTS - 99.2% (COST $1,129,922)                                       1,129,922
   Other Assets less Liabilities - 0.8%                                               9,122

-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $1,139,044

SEE NOTES TO THE FINANCIAL STATEMENTS


MONEY MARKET FUNDS 52 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS                                 MARCH 31, 2001

1  ORGANIZATION
Northern Funds (the "Trust") is a Delaware business trust, which was formed on February 7, 2000, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust, except the California Municipal Money Market Fund which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective. The Funds were formerly a series of Northern Funds, a Massachusetts business trust, and were reorganized into the Trust on July 31, 2000.

Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as investment adviser. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

2  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which current quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to capital loss carry forwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

During the year ended March 31, 2001, the percentage of dividends derived from net investment income paid by the each of the following Funds that were "exempt-interest dividends," excludable from gross income for Federal income tax purposes were as follows: California Municipal Money Market - 100% and Municipal Money Market - 99.98%.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders.


                              NORTHERN FUNDS ANNUAL REPORT 53 MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS                                MARCH 31, 2001

At March 31, 2001, the Money Market Fund had a capital loss carryforward, for U.S. Federal income tax purposes, of $11,000, which expires in the year ended March 31, 2008. The Fund may offset future capital gains with this capital loss carryforward.

3  INVESTMENT ADVISORY AND OTHER AGREEMENTS
Prior to January 1, 2001, Northern Trust served as investment adviser and co-administrator of the Funds. Effective January 1, 2001, NTI became a wholly-owned subsidiary of Northern Trust and the investment adviser and co-administrator of the Funds. The foregoing changes in investment adviser and co-administrator resulted from NTI's assumption of Northern Trust's rights and responsibilities under the advisory and co-administration agreements.

Pursuant to its advisory agreement with the Funds, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended March 31, 2001, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL    ADVISORY
                                   ADVISORY  FEES AFTER   EXPENSE
                                     FEES     WAIVERS   LIMITATIONS
-------------------------------------------------------------------------------
California Municipal Money Market    0.60%     0.40%     0.55%

Money Market                         0.60%     0.40%     0.55%

Municipal Money Market               0.60%     0.40%     0.55%

U.S. Government Money Market         0.60%     0.40%     0.55%

U.S. Government Select Money Market  0.60%     0.40%     0.55%
-------------------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

4  BANK LOANS
The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the Fed Funds rate.

As of March 31, 2001, there were no outstanding borrowings.


MONEY MARKET FUNDS 54 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE NORTHERN FUNDS
SHAREHOLDERS AND BOARD
OF TRUSTEES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, U.S. Government Money Market Fund and U.S. Government Select Money Market Fund, five of the portfolios comprising the Northern Funds (a Delaware business trust) as of March 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Northern Funds as of March 31, 2001, the results of their operations, changes in their net assets, and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP
Chicago, Illinois
May 17, 2001


                              NORTHERN FUNDS ANNUAL REPORT 55 MONEY MARKET FUNDS

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next putable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AMBAC      American Municipal Bond
           Assurance Corp.

AMT        Alternative Minimum Tax

BAN        Bond Anticipation Notes

COLLD.     Collateralized

COP        Certificate of Participation

CP         Commercial Paper

FGIC       Financial Guaranty
           Insurance Corp.

FHA        Federal Housing
           Authority

FHLB       Federal Home Loan Bank

FHLMC      Freddie Mac

FNMA       Fannie Mae

FRN        Floating Rate Note

FSA        Financial Security Assurance

GIC        Guaranteed Investment Contract

GNMA       Government National Mortgage
           Association

G.O.       General Obligation

GTD.       Guaranteed

HDA        Housing Development Agency

HFA        Housing Finance Authority

IDA        Industrial Development
           Authority

IDR        Industrial Development Revenue

LOC        Letter of Credit

MBIA       Municipal Bond Insurance
           Association

ML/SG      Merrill Lynch Societe Generale

MTN        Medium Term Notes

P-FLOATS   Puttable Floating Rate Securities

PCR        Pollution Control Revenue

PSF        Permanent School Fund

RAN        Revenue Anticipation Notes

ROC        Reset Option Certificates

SFM        Single Family Mortgage

SLMA       SLM Holding Corp.

SOC GEN    Societe Generale

TAN        Tax Anticipation Notes

TOB        Tender Option Bond

TRAN       Tax and Revenue
           Anticipation Notes

TRB        Tax Revenue Bonds

VRDB       Variable Rate Demand Bond

VRDN       Variable Rate Demand Notes

VRN        Variable Rate Notes


MONEY MARKET FUNDS 56 NORTHERN FUNDS ANNUAL REPORT

                                                                     MM ANR 5/01
--------------------------------------------------------------------------------

-C-2001 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.

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                                                                    STANDARD
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                                                                      PAID
                                                                   CHICAGO, IL
                                                                  PERMIT NO. 941
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         50 South LaSalle Street
         P.O. Box 75986
         Chicago, Illinois 60675-5986
         800/595-9111
         northernfunds.com


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